LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
100 MADISON STREET                                 LINCOLN CORPORATE SPECIALTY
SUITE 1860                                         MARKETS
SYRACUSE, NY 13202                                 350 CHURCH STREET -- MSM1
(888) 223-1860                                     HARTFORD, CT 06103-1106
                                                   (877) 533-0117

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               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
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    This prospectus describes Lincoln Corporate Variable 4, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", " the Company", "we", "us", "our"). This corporate-owned policy provides for death benefits on Employees or other individuals in whom the corporate owner has an insurable interest, ("Insured", "Insured Employee") and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.


    The Policy described in this prospectus is available only in New York.

    You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account S ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                - AIM VARIABLE INSURANCE FUNDS

                - ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

                - AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC.

                - AMERICAN FUNDS INSURANCE SERIES

                - BARON CAPITAL FUNDS TRUST

                - DELAWARE VIP TRUST

                - FIDELITY VARIABLE INSURANCE PRODUCTS

                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                - JANUS ASPEN SERIES

                - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                - PUTNAM VARIABLE TRUST

                - SCUDDER INVESTMENT VIT FUNDS

    Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                       PROSPECTUS DATED: OCTOBER 29, 2003

                               TABLE OF CONTENTS

CONTENTS                                  PAGE
--------                                  ----
POLICY SUMMARY........................       3
  Benefits of Your Policy.............       3
  Risks of Your Policy................       3
  Charges and Fees....................       4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       6
  Funds...............................       7
  Fund Withdrawal and Substitution....      12
  Voting Rights.......................      13
POLICY CHARGES AND FEES...............      13
  Premium Load; Net Premium Payment...      14
  Surrender Charges...................      14
  Partial Surrender Fee...............      14
  Fund Transfer Fee...................      15
  Mortality and Expense Risk Charge...      15
  Cost of Insurance Charge............      15
  Administrative Fee..................      15
  Policy Loan Interest................      16
  Rider Charges.......................      16
  Case Exceptions.....................      16
YOUR INSURANCE POLICY.................      16
  Application.........................      17
  Owner...............................      18
  Right to Examine Period.............      18
  Initial Specified Amount............      18
  Transfers...........................      19
  Limits in Frequent Transfers........      19
  Automatic Rebalancing...............      20
  Riders..............................      20
  Continuation of Coverage............      25
  Paid-Up Nonforfeiture Option........      25

CONTENTS                                  PAGE
--------                                  ----
  Coverage Beyond Maturity............      25
  Termination of Coverage.............      26
  State Regulation....................      26
PREMIUMS..............................      26
  Allocation of Net Premium Payment...      26
  Planned Premiums; Additional
   Premiums...........................      26
  Life Insurance Qualification........      27
  Policy Values.......................      27
DEATH BENEFITS........................      29
  Death Benefit Options...............      29
  Changes to Initial Specified Amount
   and Death Benefit Options..........      29
  Death Benefit Proceeds..............      30
POLICY SURRENDERS.....................      30
  Partial Surrender...................      31
POLICY LOANS..........................      31
POLICY LAPSE..........................      32
  Reinstatement of a Lapsed Policy....      33
TAX ISSUES............................      33
  Taxation of Life Insurance Contracts
   in General.........................      33
  Policies Which Are MECs.............      34
  Policies Which Are Not MECs.........      35
  Other Considerations................      35
  Fair Value of Your Policy...........      36
  Tax Status of Lincoln Life..........      37
RESTRICTIONS ON FINANCIAL
 TRANSACTIONS.........................      37
LEGAL PROCEEDINGS.....................      37
FINANCIAL STATEMENTS..................      37
CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION...............      38

POLICY SUMMARY

                    BENEFITS OF YOUR POLICY

                    DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

                    TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

                    ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

                    FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

                    RISKS OF YOUR POLICY

                    FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

                    UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

                    POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

                    ADVERSE CONSEQUENCES OF PARTIAL SURRENDER. Partial surrenders may reduce the policy value and death benefit.

                    ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

                    CHARGES AND FEES

                    This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.

Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.

                                   TABLE I: TRANSACTION FEES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Maximum sales charge      When you pay a premium.      Guaranteed not to exceed 12.0%(1) of the
imposed on premiums                                    portion of premium paid up to Target
(load)                                                 Premium, and 5% of the portion of premium
                                                       paid greater than Target Premium in the
                                                       first Insured Employee Coverage Duration.
Premium Tax               When you pay a premium.      A maximum of 0.7% of each premium
                                                       payment.
Surrender Charge          Upon full surrender of your  There is no charge for surrendering your
                          policy.                      policy.
Partial Surrender Fee     When you take a partial      There is no charge for a partial
                          surrender of your policy.    surrender.
Fund Transfer Fee         Applied to any transfer      Guaranteed not to exceed $25.
                          request in excess of 12 per
                          Insured Employee Coverage
                          Duration, after the first
                          18 months from the date of
                          issue of the policy.

(1) 9.0% in Insured Employee Coverage Duration 2-5 and 5.0% in Insured Employee Coverage Duration 6 and beyond. Insured Employee Coverage Duration is each twelve-month period, beginning on the date of issue of initial coverage on any Insured Employee.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.


                 TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Cost of Insurance *       Monthly
  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $.00 per $1,000 per
                                                       month to a guaranteed maximum of $83.33
                                                       per $1,000 per month of net amount at
                                                       risk.
                                                       Individuals considered to be substandard
                                                       risks can be charged from 125% to 800% of
                                                       the standard rate.
  Charge for a                                         For a male or female, age 45, nonsmoker,
  Representative Insured                               the guaranteed maximum monthly cost of
  Employee                                             insurance rate is $.38 per $1,000 of net
                                                       amount at risk.
Mortality and Expense     Daily (at the end of each    A daily charge as a percentage of the
Risk Charge ("M&E")       Valuation Day)               value of the Separate Account. Guaranteed
                                                       never to exceed 0.80%.
Administrative Fee        Monthly                      $10 per month.(2)
Policy Loan Interest      Annually                     The annual rate is guaranteed not to
                                                       exceed 4.25% of the loan amount in any
                                                       policy year.


(2) Currently $6 per month in all Insured Employee Coverage Durations, guaranteed not to exceed $10 per month, based on specific criteria of your policy.

                 TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Rider Charges                                          Individualized based on optional Rider(s)
                                                       selected.
Term Insurance Rider*     Monthly
  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $0.00 per $1,000
                                                       per month to a guaranteed maximum of
                                                       $83.33 per $1,000 per month of net amount
                                                       at risk.
                                                       Individuals with higher mortality risk
                                                       than standard issue individuals can be
                                                       charged from 125% to 800% of the standard
                                                       rate.
  Charge for a                                         For a male or female, age 45, nonsmoker,
  Representative Insured                               the guaranteed maximum monthly cost of
  Employee                                             insurance rate is $.38 per $1,000 of net
                                                       amount at risk.
Surrender Benefit         N/A                          There is no charge for this rider.
Enhancement Rider
Enhanced Surrender Value  N/A                          There is no charge for this rider.
Rider
Change of Insured Rider   N/A                          There is no charge for this rider.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time that you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

    TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                       EXPENSE                                MINIMUM                 MAXIMUM
Total management fees, distribution and/or service             0.32%                  1.42%(3)
(12b-1) fees, and other expenses.

(3) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.27%. These waivers and reductions generally extend through April 30, 2004 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT

                    Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National

                    Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

                    LLANY Separate Account S for Flexible Premium Variable Life Insurance (Separate Account) is a separate account of the Company which was established on March 2, 1999. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.

                    Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.

                    FUNDS

                    The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

                    A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

                    Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

                    There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

                    Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

                    The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.

                    AIM VARIABLE INSURANCE FUNDS, advised by A I M
                    Advisors, Inc.

                        AIM V. I. GROWTH FUND (SERIES I SHARES): Seeks growth of capital.

                        AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES):
                        Seeks to provide long-term growth of capital.

                        AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Seeks to achieve long-term growth of capital. Income is a secondary objective.

                    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.

                        ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
                        (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.

                        ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.

                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.

                        ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

                    AMERICAN CENTURY VARIABLE PRODUCTS GROUP, INC., advised by American Century Investment Management, Inc.

                        INCOME AND GROWTH FUND: Seeks capital growth by investing in common stocks. Income is a secondary objective.

                        INTERNATIONAL FUND: Seeks capital growth, by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The fund will invest primarily in securities of issuers located in developed markets (excluding the United States).

                    AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company

                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

                        HIGH-INCOME BOND FUND (CLASS 2): The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or lower by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities, and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation.

                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                        U.S. GOVERNMENT/AAA RATED SECURITIES FUND (CLASS 2): The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government or securities that are rated AAA or Aaa by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated by determined to be of equivalent quality.

                    BARON CAPITAL FUNDS TRUST, advised by BAMCO, Inc.

                        BARON CAPITAL ASSET FUND (INSURANCE SHARES): The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

                    DELAWARE VIP TRUST, advised by Delaware Management Company

                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.

                        LARGE CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).

                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earning potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.

                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

                    FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company

                        ASSET MANAGER PORTFOLIO (SERVICE CLASS): Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and money market instruments.

                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation.

                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500-Registered Trademark-)

                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks to achieve capital appreciation.

                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long-term growth of capital.

                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund

                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small cap companies are those with market capitalization values not exceeding
                        (1) $1.5 billion, or (2) the highest market capitalization value in the Russell
                        2000-Registered Trademark- Index, whichever is greater, at the time of purchase.

                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

                    JANUS ASPEN SERIES, advised by Janus Capital Management LLC

                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

                        FLEXIBLE INCOME PORTFOLIO (SERVICE SHARES): Seeks to obtain maximum total return, consistent with preservation of capital.

                        MID CAP GROWTH PORTFOLIO (SERVICE SHARES)(FORMERLY AGGRESSIVE GROWTH PORTFOLIO): Seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, and Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund.

                        AGGRESSIVE GROWTH FUND (STANDARD CLASS): Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies.

                        BOND FUND (STANDARD CLASS): Seeks maximum current income consistent with prudent investment strategy. The fund invests in a diverse group of domestic fixed income securities including high-quality investment-grade corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed securities.

                        CAPITAL APPRECIATION FUND (STANDARD CLASS): Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium-sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds.

                        GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity, fixed-income and money market securities of U.S. and foreign issuers.

                        INTERNATIONAL FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.

                        MONEY MARKET FUND (STANDARD CLASS): Seeks maximum current income consistent with the preservation of capital by investing in money market securities that provide the most attractive yields. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

                        SOCIAL AWARENESS FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund buys stocks of large and medium sized companies which adhere to certain specific social criteria.

                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company

                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.

                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.

                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.

                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC

                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

                    PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.

                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

                        HEALTH SCIENCES FUND (CLASS IB): Seeks capital appreciation by investing mainly in common stocks of companies in the health sciences industries with a focus on growth stocks.

                    SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.

                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CLASS A):
                        The fund seeks to replicate as closely as possible, before the deduction of expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
                        (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

                        EQUITY 500 INDEX FUND (CLASS A): The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.

                        SMALL CAP INDEX FUND (CLASS A): The fund seeks to replicate , as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

                    FUND WITHDRAWAL AND SUBSTITUTION

                    Lincoln Life may withdraw funds and substitute shares of other funds if:
                    1) the shares of any fund should no longer be available for investment by the Separate Account; or
                    2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

                    We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

                    We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

                    Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

                    The current charges for premium load and mortality and expense risk vary by specific criteria of your policy. These criteria include:

                - the initial policy premium, and the total premiums expected to be paid,

                - total assets under management with the Company,

                - the purpose for which the policies are being purchased,

                - the level of plan administration services required.

                    Differences in charges will not be unfairly discriminatory to any owners. Specific charges are shown on the policy specifications page.

                    In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.

                    The monthly deductions, including the cost of insurance charges, are deducted proportionately from the value of each of the Sub-Accounts and the Fixed Account, unless you instruct us otherwise. The monthly deductions are made on the "monthly deduction day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly deduction day is non-existent for that month, or is not a valuation day, then the monthly deduction day is the next valuation day.

                    If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct a percentage from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment." Target premium is based on the maximum annual premium allowed under the Internal Revenue Code for a policy which is not a modified endowment contract, providing a death benefit equal to the specified amount and paying seven level, annual premiums. Insured Employee Coverage Duration is each twelve-month period, beginning on the date of issue of initial coverage on any Insured Employee. See the Tax Issues section later in this prospectus. The target premium is shown in the policy specifications.

                    The current premium load ranges are:

                     PORTION OF PREMIUM    PORTION OF PREMIUM
INSURED EMPLOYEE     PAID UP TO TARGET     PAID GREATER THAN
COVERAGE DURATION         PREMIUM            TARGET PREMIUM
-----------------    ------------------    ------------------

1                      3.5% - 9.0%           0.5% - 2.5%
2                      3.0% - 8.0%           0.5% - 2.5%
3                      2.5% - 8.0%           0.5% - 2.5%
4                      2.0% - 6.0%           0.5% - 2.5%
5                      2.0% - 4.0%           0.5% - 2.5%
6                      2.0% - 2.5%           0.5% - 2.5%
7                      2.0% - 2.5%           0.5% - 2.5%
8+                     1.0% - 2.5%           0.5% - 2.5%

                    The premium load is guaranteed to be no higher than the amounts shown in the following table:

                         PORTION OF PREMIUM    PORTION OF PREMIUM
  INSURED EMPLOYEE       PAID UP TO TARGET     PAID GREATER THAN
  COVERAGE DURATION           PREMIUM            TARGET PREMIUM
---------------------    ------------------    ------------------
1                               12.0%                 5.0%
2-5                              9.0                  5.0
6 and after                      5.0                  5.0

                    For the purpose of calculating current and maximum premium loads, an increase in specified amount is treated as a newly issued policy.

                    In addition, we deduct an explicit premium tax charge from premium payments equal to state and municipal premium taxes.

                    SURRENDER CHARGES

                    There are no surrender charges for your policy.

                    PARTIAL SURRENDER FEE

                    There is no surrender charge or administrative fee imposed on partial surrenders.

                    FUND TRANSFER FEE

                    The Company reserves the right to charge $25 for each transfer after the twelfth transfer per Insured Employee Coverage Duration, after the first 18 months from the date of issue of the policy.

                    MORTALITY AND EXPENSE RISK CHARGE

                    We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the Insured Employee may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated.

                    Current mortality and expense risk charges, on an annualized basis, are within the ranges below, based on the level of average annual planned premium:

                            INSURED EMPLOYEE     ANNUALIZED MORTALITY AND
                            COVERAGE DURATION      EXPENSE RISK CHARGE
                            -----------------    ------------------------

                            1-10                     0.10% - 0.70%
                            11 and after             0.10% - 0.35%

                    The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that current charges are no longer adequate. In no event will the charge exceed 0.80%.

                    COST OF INSURANCE CHARGE

                    A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).

                    The cost of insurance charge depends on the policy duration, the age and underwriting category of the Insured Employee, and the current net amount at risk. The net amount at risk is the death benefit minus the policy value and it may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the Insured Employee ages. Cost of insurance rates are generally lower for healthy individuals.

                    The cost of insurance is determined monthly. The cost is calculated by subtracting the policy value from the death benefit, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.

                    The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.

                    ADMINISTRATIVE FEE

                    The monthly administrative fee as of the date of issue is $6.00 per month in all policy years. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters. The Company may change this fee after the first policy year based on its expectations of future expenses, but is guaranteed not to exceed $10.00 per month.

                    POLICY LOAN INTEREST

                    If you borrow against your policy, interest will accrue on the loan balance. The interest rate is determined by the Company and will be a rate no greater than 4.25% in any policy year.

                    We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a loan balance, we will notify you of any change in the interest rate before the new rate becomes effective.

                    RIDER CHARGES

                    Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age and underwriting category of the Insured Employee.

                    CASE EXCEPTIONS

                    We reserve the right to reduce premium loads or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including:

                - the number of lives to be insured,

                - the total premiums expected to be paid,

                - total assets under management with the Company,

                - the nature of the relationship among the insured individuals,

                - the purpose for which the policies are being purchased,

                - expected persistency of the individual policies, and

                - any other circumstances which we believe to be relevant to the expected reduction of our expenses.

                    Some of these reductions may be guaranteed but we may withdraw or modify others on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any owners.

YOUR INSURANCE POLICY

                    Your policy is a life insurance contract that provides for a death benefit payable on the death of the Insured Employee. The policy and the application constitute the entire contract between you and Lincoln Life.

                    We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.

                    We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.

                    If we obtain appropriate approvals from policy owners and securities regulators, we may:

                - change the investment objective of the Separate Account

                - operate the Separate Account as a management investment
                  company, unit investment trust, or any other form permitted under applicable securities laws

                - deregister the Separate Account

                - combine the Separate Account with another separate account

                    We will notify you of any change that is made.

                    The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the Insured Employee and owner; date of issue; the initial specified amount; the death benefit option selected; name of the Insured Employee; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; and guaranteed maximum cost of insurance rates.

                    When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

                    The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

                    Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured Employee will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

                    The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.

                    Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

                    We allow electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

                    Any electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

                    APPLICATION

                    If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed Insured Employee and provides sufficient information to permit us to begin underwriting risks in the policy. We may require a medical history and examination of the proposed Insured Employee. Based on our review of medical information about the proposed insured, if required, we may decline to provide insurance, or we may place the proposed Insured Employee in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category and age of the Insured Employee.

                    A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured Employee is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured Employee.

                    OWNER

                    The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

                    1) initial death benefit amount and death benefit option;
                    2) either of two life insurance qualification methods;
                    3) the amount and frequency of premium payments; and
                    4) the amount of net premium payment to be placed in the
                       selected Sub-Accounts or the Fixed Account.

                    You are entitled to exercise rights and privileges of your policy as long as the Insured Employee is living and before the maturity date. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

                    RIGHT-TO-EXAMINE PERIOD

                    You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.

                    Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.

                    INITIAL SPECIFIED AMOUNT

                    You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

                    TRANSFERS

                    You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

                    After the first 18 months from the date of issue the Company reserves the right to charge $25 for each transfer after the twelfth transfer request per Insured Employee Coverage duration. A request may involve more than a single transfer.

                    We reserve the right to restrict transfers of a portion of the Fixed Account value to one or more Sub-Accounts to a period within 45 days following the policy anniversary. The transfer will be effective as of the next valuation period after your request is received by our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the Fixed Account value during the prior 5 years or $1,000.

                    Requests for transfers must be made in writing, or electronically, if you have previously authorized electronic transfers in writing.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

                    LIMITS ON FREQUENT TRANSFERS

                    Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.

                    We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include:
                    1) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
                    2) not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one policy owner at a time.

                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds.

                    We will notify you in writing if we have restricted or refused any of your transfer requests.

                    AUTOMATIC REBALANCING

                    You may elect to participate in automatic rebalancing. There is currently no charge for this program.

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

                    You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

                    RIDERS

                    We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

                    TERM INSURANCE RIDER. The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. The rider provides term life insurance on the life of the Insured Employee, which is annually renewable to attained age 100. This rider will continue in effect unless canceled by the owner. The amount of coverage provided under the rider's benefit amount varies from month to month.

                    The benefit amount of this rider is the target face amount minus the basic policy specified amount. Refer to your policy specifications for the benefit amount.

                    The cost of the rider is added to the monthly deductions, and is based on the Insured Employee's premium class, issue age and the number of policy years elapsed. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year.

                    The rider's death benefit is included in the total death benefit paid under the policy.

                    SURRENDER BENEFIT ENHANCEMENT RIDER. The policy can be issued with a Surrender Benefit Enhancement Rider. This rider provides additional surrender value. This rider must be elected at application, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider. There is no cost for this rider.

                    Under this rider, the full surrender value of the policy will equal:
                    1. the portion of the total account value allocated to the
                       Insured Employee on the date of surrender; less
                    2. the portion of the loan balance allocated to the Insured
                       Employee plus any accrued interest; plus
                    3. the Insured Employee's surrender benefit enhancement
                       ("SBE") benefit, if any.

                    The Insured Employee's surrender benefit enhancement benefit will equal:
                    1. the surrender benefit enhancement rate (SBE%); times
                    2. the term blend adjustment factor; times
                    3. the Insured Employee's cumulative surrender benefit
                       enhancement premium.

                    The current ranges of the SBE% vary by Insured Employee Coverage Duration and by specific criteria of your policy:


                            INSURED EMPLOYEE
                            COVERAGE DURATION        SBE%
                            -----------------    -------------
                                   1             6.0% - 11.0%
                                   2             3.0% -  9.0%
                                   3             1.0% -  7.0%
                                   4             0.5% -  5.0%
                                   5             0.0% -  4.0%
                                   6             0.0% -  2.0%
                                   7             0.0% -  1.0%
                            8 and thereafter         0.0%


                    The SBE% may be changed at any time, and will not exceed 15% in any Insured Employee Coverage Duration.

                    The term blend adjustment factor is equal to 1.0 unless a Term Insurance Rider is attached to this policy. If a Term Insurance Rider is attached to this policy, the term blend adjustment factor will equal

                - the minimum adjustment factor, plus


         -  (1 - the minimum adjustment        X    (basic policy specified amount)
            factor)                                    ------------------------
                                                          target face amount

                    Refer to your policy specifications for the minimum adjustment factor.

                    The Insured Employee's cumulative SBE premium is the sum of the SBE premium for all prior Insured Employee Coverage Durations, plus the SBE premium for the current Insured Employee Coverage Duration. During the first Insured Employee Coverage Duration, the sum of the SBE premium for all prior Insured Employee Coverage Durations is zero. The SBE premium for any Insured Employee Coverage Duration is the lesser of (a) and (b):
                    (a)the sum of the portion of the premiums allocated to the
                       Insured Employee paid during the Insured Employee Coverage Duration; less the sum of any partial surrenders during the Insured Employee Coverage Duration; or
                    (b)the target premium for the Insured Employee Coverage
                       Duration; times
                       the ratio of the target face amount to the basic policy specified amount.

                    The enhanced surrender benefit amount is not paid if the surrender is the result of an exchange under Section 1035 of the Internal Revenue Code ("Code").

                    This rider otherwise terminates on the earliest of:

                - the maturity date of the initial coverage; or

                - the death of the Insured Employee; or

                - the date this coverage is terminated; or

                - the next monthly deduction day after we receive your written request to terminate this rider.

                    The coverage provided for an Insured Employee under this rider will terminate in the event that this coverage is exchanged for another under Section 1035 of the Internal Revenue Code ("Code").

                    ENHANCED SURRENDER VALUE RIDER. The policy can be issued with an Enhanced Surrender Value Rider. This rider is generally elected at application and will be offered with all policies described in this prospectus. Availability of the rider is subject to underwriting requirements for total premiums expected to be paid, and other underwriting criteria. It may not be elected if you have elected the Surrender Benefit Enhancement Rider. It may be added after the date of issue of the policy only with Lincoln's consent. There is no cost for this rider.


                    This rider provides two additional benefits:

                       (a)
                         surrender value benefit: an extra benefit in the event of a full surrender of the policy, and
                       (b)
                         expense reduction benefit: a reduction in expense charges and fees in the policy.

                    A. Surrender value benefit:

                    Under this rider, the full surrender value of the policy will equal:
                       (a)
                         the policy value on the date of surrender; less
                       (b)
                         the loan balance plus any accrued interest; plus
                       (c)
                         the surrender value benefit.

                    The surrender value enhancement benefit is an amount equal to the lesser of (a) or (b), where:
                         (a)
                           is the target enhancement amount; and
                         (b)
                           is the maximum enhancement amount.

                         TARGET ENHANCEMENT AMOUNT. On any monthly deduction day, the target enhancement amount is equal to the target surrender value less the total account value of the policy. For purposes of this rider, if the target enhancement amount is negative, it will be considered to be zero.

                             TARGET SURRENDER VALUE. On each monthly deduction day, the target surrender value will be calculated as (1), plus (2), plus (3), minus (4), where:
                             (1)
                               is the target surrender value on the immediately preceding monthly deduction day.
                             (2)
                               is all premiums received since the immediately preceding monthly deduction day.
                             (3)
                               is monthly equivalent interest on items (1) and
                               (2) calculated using the annual target yield rate shown on target yield rate table.
                             (4)
                               is the amount of any partial surrenders since the immediately preceding monthly deduction day.

                             On the date of issue, the target surrender value will be the initial premium received. On any day other than the date of issue or a monthly deduction day, the target surrender value will be the target surrender value as of the preceding monthly deduction day, plus all premiums received and less any partial surrenders taken since the preceding monthly deduction day.

                             TARGET YIELD. The target yield is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current annual target yield rates are:

                                         INSURED EMPLOYEE      TARGET YIELD   INSURED EMPLOYEE    TARGET YIELD
                                         COVERAGE DURATION         RATE       COVERAGE DURATION       RATE
                                       ---------------------   ------------   -----------------   ------------

                                                 1                7.0%              7                4.0%
                                                 2                7.0%              8                3.0%
                                                 3                7.0%              9                2.0%
                                                 4                6.0%              10               1.0%
                                                 5                5.5%             11+               0.0%
                                                 6                5.0%

                             The target yield rate will not exceed 15% in any Insured Employee Coverage Duration.

                             MAXIMUM ENHANCEMENT AMOUNT. The maximum enhancement amount is equal to the cumulative surrender value premium times the maximum enhancement rate for any Insured Employee Coverage Duration times the term blend adjustment factor.

                             CUMULATIVE SURRENDER VALUE PREMIUM. The cumulative surrender value premium for any Insured Employee Coverage Duration is the lesser of (a) or (b), where:
                             (a)
                               Is the sum of the premiums paid during the Insured Employee Coverage Duration; less the sum of any partial surrenders during the Insured Employee Coverage Duration; and
                             (b)
                               Is the target premium for the Insured Employee Coverage Duration; times the ratio of the target face amount to the basic policy specified amount if a term insurance rider is attached to this policy.

                             During the first Insured Employee Coverage
                             Duration, the cumulative surrender value premium for all prior Insured Employee Coverage Durations is zero.

                             MAXIMUM ENHANCEMENT RATE. The maximum enhancement rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current maximum enhancement rates are:

                                         INSURED EMPLOYEE          MAXIMUM        INSURED EMPLOYEE        MAXIMUM
                                         COVERAGE DURATION     ENHANCEMENT RATE   COVERAGE DURATION   ENHANCEMENT RATE
                                       ---------------------   ----------------   -----------------   ----------------
                                                 1                 16.0%                 7                 5.0%
                                                 2                 15.0%                 8                 3.0%
                                                 3                 15.0%                 9                 2.0%
                                                 4                 12.0%                 10                1.0%
                                                 5                  9.0%                11+                0.0%
                                                 6                  7.0%

                             The maximum enhancement rate will not exceed 25% in any Insured Employee Coverage Duration.


                             TERM BLEND ADJUSTMENT FACTOR. The term blend adjustment factor is equal to 1.0 unless a term insurance rider is attached to the policy. If a term insurance rider is attached to this policy, the term blend adjustment factor will equal the minimum adjustment factor plus one minus the minimum adjustment factor times the ratio of the basic policy specified amount to the target face amount shown in the policy specifications. The current value of the minimum adjustment factor is shown in the policy specifications.


                    B. Expense reduction benefit.

                             In Insured Employee Coverage Durations six through ten, this rider will provide a reduction to the expense charges deducted under the policy. This amount is equal to the following:

                                         INSURED EMPLOYEE
                                         COVERAGE DURATION     EXPENSE REDUCTION AMOUNT
                                       ---------------------   ----------------------------------------------------------
                                       6-10                    The lesser of (a) or (b) where:
                                                               (a) is the expense reduction rate times the accumulated
                                                                   premiums paid for Insured Employee Coverage Durations
                                                                   one through five; and
                                                               (b) is the expense charges due under the policy.

                             There is no expense reduction in Insured Employee Coverage Durations 1 through 5 or in policy year 11 and beyond.

                             Expense reduction rate. The expense reduction rate is not guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing this life insurance product. The current expense reduction rates are:

                                         INSURED EMPLOYEE      MONTHLY EXPENSE   INSURED EMPLOYEE    MONTHLY EXPENSE
                                         COVERAGE DURATION     REDUCTION RATE    COVERAGE DURATION   REDUCTION RATE
                                       ---------------------   ---------------   -----------------   ---------------
                                                 1                 0.0%                 7               0.00833%
                                                 2                 0.0%                 8               0.00833%
                                                 3                 0.0%                 9               0.00833%
                                                 4                 0.0%                 10              0.00833%
                                                 5                 0.0%                11+                0.0%
                                                 6               0.00833%

                             The expense reduction rate will not exceed an annual rate of 5% in any Insured Employee Coverage Duration.


                         If this rider is elected, in lieu of the monthly deduction as described in the policy, the monthly deduction for a policy month beginning in policy year 6 will be calculated as (1) plus (2) less the expense reduction amount, where:

                         (1)
                           is the cost of insurance for the base policy and the cost of any supplemental riders or optional benefits, and
                         (2)
                           is the monthly administrative fee for the base policy.

                    This rider will terminate without value in the event that this policy is exchanged for another under Section1035 of the Internal Revenue Code.

                    This rider otherwise terminates on the earliest of:
                    (1)the death of the Insured Employee; or
                    (2)the maturity date of this policy; or
                    (3)the date this policy ends; or
                    (4)the next monthly deduction day after we receive your
                       written request to terminate this rider.

                    CHANGE OF INSURED RIDER. With this rider, you may name a new Insured Employee in place of the current Insured Employee. Underwriting and policy value requirements must be met. There is no separate charge for this rider. Policy charges applicable to the new Insured Employee may differ from charges applicable to the current Insured Employee. Exercising the Change of Insured Rider is a fully taxable event.

                    CONTINUATION OF COVERAGE

                    Coverage of this policy will continue to the maturity date if your surrender value is sufficient to cover each monthly deduction. The maturity date for this policy is the policy anniversary nearest the Insured Employee's 100th birthday. As of the maturity date, the death benefit will be equal to the surrender value.

                    PAID-UP NONFORFEITURE OPTION

                    You may elect, any time prior to the maturity date, to continue this policy as paid-up life insurance. The effective date of the paid-up insurance will be the monthly deduction day following the receipt of your written request at our Administrative Office. As of the effective date:

                - the specified amount will be the amount which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy (this may not exceed the death benefit),

                - no further premium payments, monthly deductions, interest credits or changes in coverage may be made,

                - we will transfer the Separate Account value to the Fixed
                  Account value, and

                - all extra benefit riders will terminate.

                    COVERAGE BEYOND MATURITY

                    At any time prior to the maturity date of this policy, you may, by written request, elect to continue coverage beyond the maturity date. Any extra benefit riders will be terminated on the maturity date.

                    If elected, the following will apply:

                - we will transfer the value of the Separate Account to the
                  Fixed Account,

                - we will credit interest on the policy value,

                - where permitted by law we will continue to charge you monthly deductions, except we will not charge you any cost of insurance,

                - loan interest on any loans outstanding on the maturity date will continue to accrue,

                - the death benefit will be equal to the policy value and the death benefit proceeds will be the policy value less any indebtedness.

                    This provision is not available if you select the Paid-Up Non-Forfeiture Option. Also, the Paid-Up Non-Forfeiture Option will not be available when the coverage beyond maturity provision takes effect.

                    At this time, uncertainties exist about the tax treatment of the policy if it should continue beyond the maturity date. Therefore, you should consult your tax adviser before the policy becomes eligible for coverage beyond maturity.

                    TERMINATION OF COVERAGE

                    All policy coverage terminates on the earliest of:
                    1) surrender of the policy;
                    2) death of the Insured Employee;
                    3) failure to pay the necessary amount of premium to keep
                       your policy in force; or
                    4) the maturity date, unless coverage beyond maturity is
                       elected.

                    STATE REGULATION

                    New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.

PREMIUMS

                    You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required. Premiums may be paid anytime before the Insured Employee reaches age 100.

                    The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.

                    You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 p.m. Eastern Time, unless the New York Stock Exchange closes earlier.

                    The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, quarterly, or monthly.

                    In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

                    You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

                    We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.

                    We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. The excess amount of premium will be returned to you.

                    LIFE INSURANCE QUALIFICATION

                    A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under
                    Section 7702 of the Code. At the time of purchase, you may choose either the guideline premium test or the cash value accumulation test.

                    The guideline premium test limits the amount of premiums that may be paid into the policy in relation to the death benefit and requires a minimum amount of death benefit in relation to policy value. The death benefit that results from the guideline premium test is usually less than the amount of death benefit that results from the cash value accumulation test.

                    The cash value accumulation test does not limit the amount of premiums that may be paid into the policy, as long as there is enough death benefit in relation to policy value at all times. The minimum death benefit that is required in relation to policy value depends on the insured's age, gender, and risk classification.

                    Both tests require increases in death benefit as policy value increases. Increases in the minimum death benefit required under the cash value accumulation test are usually greater than those required under the guideline premium test. Increases in the death benefit required by either test will increase the cost of insurance under the policy, which can reduce policy value. Refer to your policy specifications page for the limits applicable to your policy.

                    Discuss this choice with your financial representative and tax adviser before purchasing the policy. Once your policy is issued, the qualification method cannot be changed.

                    POLICY VALUES

                    Policy value in a variable life insurance policy is also called the total account value.

                    The total account value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Collateral Account value. At any point in time, the total account value reflects:

                       1) net premium payments made;

                       2) the amount of any partial surrenders;

                       3) any increases or decreases as a result of market
                          performance of the Sub-Accounts;

                       4) interest credited to the Fixed Account or the Loan
                          Collateral Account; and

                       5) all charges and fees deducted.

                    The Separate Account value, if any, is the portion of the total account value attributable to the Separate Account. This value is equal to the sum of the current values of all the Sub-Accounts in which you have invested.

                    A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

                    1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
                    2) the liabilities of the Sub-Account at the end of the
                       valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
                    3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

                    In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

                    The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

                    The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value at an annual rate of 3%.


                    The Loan Collateral Account value, if any, reflects amounts held as collateral on any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. Amounts transferred to the Loan Collateral Account do not participate in the performance of the Sub-Accounts or the Fixed Account. The Loan Collateral Account value will earn interest at an annual rate of 3%.


                    We will notify you of the current policy loan interest rate for this policy at the time a policy loan is taken. If the policy has a Loan Collateral Account value, we will notify you of any change in the interest rate before the new rate becomes effective.

                    The interest earned by the Loan Collateral Account value will be added to the Fixed Account value and the Separate Account value in the same proportion in which the loan amount was originally deducted from these values.

                    The "net" total account value is the total account value less the loan balance. It represents the net value of your policy and is the basis for calculating the surrender value.

                    We will tell you at least annually the total account value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Collateral Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

                    The death benefit proceeds is the amount payable to the beneficiary upon the death of the Insured Employee, based upon the death benefit option in effect. Loans, loan interest, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

                    DEATH BENEFIT OPTIONS

                    Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

                    1) the amount determined by the death benefit option in
                       effect on the date of the death of the Insured Employee, or
                    2) a percentage of the total account value equal to that
                       required by the Internal Revenue Code to maintain the policy as a life insurance policy. This is also called the minimum required death benefit, and will vary depending on the life insurance qualification method you have chosen for your policy.

                    Death benefit proceeds under either calculation will be reduced by any loan balance plus any accrued interest, and any overdue deductions.

The following table provides more information about the death benefit options.

OPTION            DEATH BENEFIT PROCEEDS EQUAL TO THE                     VARIABILITY
  1     Specified amount, which includes the total account value  Generally provides a level
        as of the date of the Insured Employee's death.           death benefit.
  2     Sum of the specified amount plus the total account value  May increase or decrease
        as of the date of the Insured Employee's death.           over time, depending on the
                                                                  amount of premium paid and
                                                                  the investment performance
                                                                  of the underlying
                                                                  Sub-Accounts or the Fixed
                                                                  Account.
  3     Specified amount plus the accumulated premiums, less      Will generally increase,
        withdrawals (all premiums paid from the date of issue     depending on the amount of
        accumulated at the premium accumulation rate chosen by    premium paid.
        you before policy issue and shown in the policy
        specifications pages) as of the date of the Insured
        Employee's death.

                    If your policy includes a Term Insurance Rider, the target face amount replaces the specified amount in each of the death benefit options.

                    If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

                    CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is $100,000.

                    The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

                    You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

OPTION CHANGE                             IMPACT
   1 to 2      The new specified amount will equal the specified amount
               prior to the change minus the total account value at the
               time of the change.
   2 to 1      The new specified amount will equal the specified amount
               prior to the change plus the total account value at the time of the change.
   1 to 3      Changes from Option 1 to Option 3 are not allowed.
   3 to 1      The new specified amount will equal the specified amount
               prior to the change plus the lesser of the accumulated
               premiums or the total account value at the time of the
               change.
   2 to 3      Changes from Option 2 to Option 3 are not allowed.
   3 to 2      Changes from Option 3 to Option 2 are not allowed.

                    Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Changes in specified amount do not affect the premium load as a percentage of premium.

                    We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.

                    Any change is effective on the first monthly deduction day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly deduction day on which the total account value is equal to, or greater than, the monthly deduction amount.

                    DEATH BENEFIT PROCEEDS

                    Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured Employee. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

                    After receipt at our Administrative Office of proof of death of the Insured Employee, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

                    You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

                    The surrender value of your policy is the amount you can receive by surrendering the policy. This equals the total account value minus the loan balance including any accrued interest, plus any credit from the Surrender Benefit Enhancement Rider, or the Enhanced Surrender Value Rider, if applicable. All or part of the surrender value may be applied to one or more of the settlement options.

                    Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

                    PARTIAL SURRENDER

                    You may make a partial surrender, withdrawing a portion of your policy values, anytime after the first Insured Employee Coverage Duration, while the policy is in force. You must request a partial surrender in writing. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the total account value, the death benefit, and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                  IMPACT OF PARTIAL SURRENDER
       1          Will reduce the total account value, death benefit and the specified amount.

       2 Will reduce the total account value and the death benefit, but not the specified amount.

       3 Will reduce the total account value, death benefit and may reduce the specified amount.

                    Partial surrender proceeds will generally be paid within seven days of our receipt of your request.

POLICY LOANS

                    You may borrow against the surrender value of your policy. We reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the total account value minus the loan balance. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and total account value.

                    The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values and placed into the Loan Collateral Account, which is part of the Company's General Account. The policy's loan balance is the amount of total policy indebtedness (outstanding loans and interest) which accrues once it is transferred out of the Sub-Accounts and Fixed Account and into the Loan Collateral Account. Amounts transferred to the Loan Collateral Account do not participate in the investment experience of the Sub-Accounts. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid.

                    The amount of your loan, plus any due but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the loan balance.

                    Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The loan balance will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

                    If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current total account value, the policy will terminate subject to the conditions in the grace period provision. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

                    The annual loan interest rate we charge during any policy year is guaranteed not to exceed 4.25% in any policy year.

                    When you take a loan, we will tell you the current policy loan interest rate. We will tell you in advance of any interest rate change. You must pay interest on the anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a policy. Any unpaid interest is added to the loan and will be taken proportionally from the amount in each funding option.

                    The Loan Collateral Account will earn interest at an annual rate of 3%. The Loan Collateral Account value will earn interest at a lower rate than the policy loan interest rate. The difference between the rates will never exceed 1.25%.

POLICY LAPSE

                    If at any time the total account value less the loan balance is insufficient to pay the monthly deduction, all policy coverage will terminate. This is referred to as policy lapse. The total account value less the loan balance may be insufficient:

                    1) because it has been exhausted by earlier deductions;

                    2) as a result of poor investment performance;

                    3) due to partial surrenders;

                    4) due to indebtedness for policy loans; or

                    5) because of a combination of any of these factors.

                    If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the total account value less the loan balance of your policy is sufficient to pay the monthly deduction amount on a monthly deduction day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.

                    If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 61 days after the notice was mailed, and (b) 61 days after the monthly deduction day on which the monthly deduction could not be paid. If the Insured Employee dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the policy.

                    REINSTATEMENT OF A LAPSED POLICY

                    There is no reinstatement provision for this policy.

TAX ISSUES

                    The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under one of two tests recognized by the Internal Revenue Code. The guideline premium test, which limits premiums paid, provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The cash value accumulation test, which does not limit premiums paid, requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. Once your policy is issued, the qualification test cannot be changed. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the

                    IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years following the last material change.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Collateral Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    FAIR VALUE OF YOUR POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of your policy. The fair value is measured differently for different purposes. It is not necessarily the same as the total account value or the total account value less the loan balance, although the amount of the total account value less the loan balance, will typically be important in valuing your policy for this purpose. For some but not all purposes, the fair value may be the surrender value. The fair value may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the insured grows older. Moreover, on the death of the insured, it tends to increase significantly. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair value of the policy if purchased for a particular purpose.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.

FINANCIAL STATEMENTS

                    Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION...................      2
  Lincoln Life........................      2
  Registration Statement..............      2
  Changes of Investment Policy........      2
  Principal Underwriter...............      2
  Disaster Plan.......................      3
  Advertising.........................      3
SERVICES..............................      3
  Fund Participation Agreements.......      3
  Distribution of Policies and
   Compensation.......................      3
  Independent Auditors................      4
  Accounting Services.................      4
  Transfer Agent......................      4

POLICY INFORMATION....................      4
  Assignment..........................      4
  Change of Ownership.................      5
  Beneficiary.........................      5
  Change of Plan......................      5
  Settlement Options..................      5
  Deferral of Payments................      6
  Incontestability....................      6
  Misstatement of Age.................      6
  Suicide.............................      6
FINANCIAL STATEMENTS..................      6
  Separate Account....................    C-1
  Company.............................    S-1
PERFORMANCE DATA......................    P-1

The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

LLANY Separate Account S for Flexible Premium Variable Life Insurance 1933 Act Registration No. 333-xxxxx
1940 Act Registration No. 811-09257

                               END OF PROSPECTUS

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)
                             DATED OCTOBER 29, 2003
               RELATING TO PROSPECTUS DATED OCTOBER 29, 2003 FOR
                      LINCOLN CORPORATE VARIABLE 4 PRODUCT
     LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE,
                                   REGISTRANT
             LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, DEPOSITOR


The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
      Lincoln Corporate Specialty Markets
     350 Church Street, MSM1
     Hartford, CT 06103-1106;
or by telephoning 1-(877) 533-0117, and requesting a copy of the Lincoln NY Corporate Variable 4 featuring the Elite Series of Funds product prospectus.

                          TABLE OF CONTENTS OF THE SAI

CONTENT                                   PAGE
-------                                   ----
GENERAL INFORMATION...................      2
  Lincoln Life........................      2
  Registration Statement..............      2
  Changes of Investment Policy........      2
  Principal Underwriter...............      2
  Disaster Plan.......................      3
  Advertising.........................      3
SERVICES..............................      3
  Fund Participation Agreements.......      3
  Distribution of Policies and
   Compensation.......................      3
  Independent Auditors................      4
  Accounting Services.................      4
  Transfer Agent......................      4

CONTENT                                   PAGE
-------                                   ----

POLICY INFORMATION....................      4
  Assignment..........................      4
  Change of Ownership.................      5
  Beneficiary.........................      5
  Change of Plan......................      5
  Settlement Options..................      5
  Deferral of Payments................      6
  Incontestability....................      6
  Misstatement of Age.................      6
  Suicide.............................      6
FINANCIAL STATEMENTS..................      6
  Separate Account....................    C-1
  Company.............................    S-1
PERFORMANCE DATA......................    P-1

GENERAL INFORMATION

                    LINCOLN LIFE

                    Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

                    Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

                    CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

                    In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 12 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.

                    PRINCIPAL UNDERWRITER

                    Lincoln Financial Advisors Corporation ("LFA"), 1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.

                    LFA is entitled to receive, and retain a portion of, underwriting commissions as policies are distributed. As of the end of the last fiscal year, no policies had been distributed and LFA had not yet received any underwriting commissions.

                    DISASTER PLAN

                    We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

                    ADVERTISING

                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

SERVICES

                    FUND PARTICIPATION AGREEMENTS

                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .40% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the Advisors.

                    DISTRIBUTION OF THE POLICIES AND COMPENSATION

                    The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on total account value. Registered representatives are also eligible for cash bonuses and "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.

                    All compensation is paid from our resources, which include fees and charges imposed on your policy.

                    INDEPENDENT AUDITORS

                    The financial statements of the Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the financial statements of Lincoln Life at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street,
                    Fort Wayne, Indiana 46802, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                    ACCOUNTING SERVICES

                    We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.

                    TRANSFER AGENT

                    Andesa, TPA, Inc., Suite 502, 1621 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

POLICY INFORMATION

                    ASSIGNMENT

                    While the Insured Employee is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

                    CHANGE OF OWNERSHIP

                    As long as the Insured Employee is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.

                    BENEFICIARY

                    The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

                    You may change the beneficiary at any time while the Insured Employee is living, and before the maturity date, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

                    If any beneficiary dies before the Insured Employee, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the Insured Employee, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

                    CHANGE OF PLAN

                    Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the Insured Employee as the original policy.

                    SETTLEMENT OPTIONS

                    All or part of the proceeds of this policy may be applied, under one or more of the options available. An election shall be made by written request to our Administrative Office. The payee of proceeds may make this election if no prior election has been made.

                    The payee must designate whether the payments will be:

                - on a fixed basis

                - on a variable basis, or

                - a combination of fixed and variable.

                    If a fixed annuity is chosen, the annuity purchase rate for the option chosen will reflect at least the minimum guaranteed interest rate of 3.0%.

                    If a variable annuity is chosen, an assumed annual net return rate of 4.0% will be used to determine the amount of the first annuity payment under a variable annuity.

                    Payments on a variable basis will be made from the proceeds held in Lincoln Life Variable Annuity Separate Account N. We will provide an Account N prospectus upon request. That prospectus will describe the available funds and the charges and fees in Account N, as well as information on transfers and other rights you will have. You should review this prospectus, as well as funds prospectuses for the funds available under Account N, prior to selecting any variable payment option.

                    Annuity payment options currently available:

                    1) Life annuity/life annuity with guaranteed period -- fixed and/or variable payments.
                    2) Unit refund life annuity -- variable annuity payments.
                    3) Cash refund life annuity -- fixed annuity payments.
                    4) Joint life annuity/joint life annuity certain with
                       guaranteed period -- fixed and/or variable payments.

                    Refer to your policy for detailed information on each of the annuity payment options.

                    You will be notified in writing, of other options that may be made available to you.

                    DEFERRAL OF PAYMENTS

                    Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

                    INCONTESTABILITY

                    The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.

                    MISSTATEMENT OF AGE

                    If the age of the Insured Employee is misstated at the time of application, the amount payable upon death will be adjusted to the benefit amount that would have been purchased with the most recent monthly deduction at the correct age.

                    SUICIDE

                    If the Insured Employee dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured Employee dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.

FINANCIAL STATEMENTS

                    Financial statements of the Separate Account and financial statements of the Company follow.

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

SUBACCOUNT                                          NET ASSETS
--------------------------------------------------------------
American Century VP Income & Growth                 $       --
American Century VP International                           --
AFIS Global Small Capitalization Class 2                    --
AFIS Growth Class 2                                         --
AFIS Growth-Income Class 2                                  --
AFIS High-Income Bond Class 2                               --
AFIS International Class 2                                  --
AFIS U.S. Government/AAA Rated Securities Class 2           --
AIM V.I. Growth                                             --
AIM V.I. International Growth                               --
AIM V.I. Premier Equity                                     --
AVPSF Growth and Income                                     --
AVPSF Premier Growth                                        --
AVPSF AllianceBernstein Small Cap Value                     --
AVPSF Technology                                            --
Baron Capital Asset Insurance Shares                        --
Delaware VIP High Yield                                     --
Delaware VIP Large Cap Value                                --
Delaware VIP REIT                                           --
Delaware VIP Small Cap Value                                --
Delaware VIP Trend                                          --
Delaware VIP U.S. Growth                                    --
Fidelity VIP Asset Manager Service Class                    --
Fidelity VIP Contrafund Service Class                       --
Fidelity VIP Equity Income Service Class                    --
Fidelity VIP Growth Service Class                           --
Fidelity VIP Overseas Service Class                         --
Janus Aspen Series Aggressive Growth Service
   Shares                                                   --
Janus Aspen Series Balanced Service Shares                  --
Janus Aspen Series Flexible Income Service Shares           --
Janus Aspen Series Worldwide Growth Service Shares          --
LN Aggressive Growth                                        --
LN Bond                                                     --
LN Capital Appreciation                                     --
LN Global Asset Allocation                                  --
LN International                                            --
LN Money Market                                             --
LN Social Awareness                                         --
MFS VIT Capital Opportunities                               --
MFS VIT Emerging Growth                                     --
MFS VIT Total Return                                        --
MFS VIT Utilities                                           --
NB AMT Mid-Cap Growth                                       --
NB AMT Regency                                              --
Putnam VT Growth and Income Class IB                        --
Putnam VT Health Sciences Class IB                          --
Scudder VIT EAFE Equity Index                               --
Scudder VIT Equity 500 Index                                --
Scudder VIT Small Cap Index                                 --
Franklin Small Cap                                          --
Templeton Growth Securities                                 --

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                      AMERICAN    AMERICAN       AFIS                        AFIS        AFIS
                      CENTURY     CENTURY        GLOBAL SMALL    AFIS        GROWTH-     HIGH-INCOME  AFIS
                      VP INCOME   VP             CAPITALIZATION  GROWTH      INCOME      BOND         INTERNATIONAL
                      & GROWTH    INTERNATIONAL  CLASS 2         CLASS 2     CLASS 2     CLASS 2      CLASS 2
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    21     $     14       $      15       $    --     $    --     $  191       $      8
  - Mortality and
     expense
     guarantees           (10)         (10)            (11)          (10)        (10)       (10)           (10)
                      ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET INVESTMENT
   INCOME (LOSS)           11            4               4           (10)        (10)       181             (2)
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.        (252)        (380)            (92)         (256)       (198)      (157)          (223)
  - Dividends from
     net realized
     gain on
     investments           --           --              --            --          --         --             --
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (252)        (380)            (92)         (256)       (198)      (157)          (223)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS           (139)         (40)           (355)         (230)       (159)       (91)           (96)
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $  (380)    $   (416)      $    (443)      $  (496)    $  (367)    $  (67)      $   (321)
--------------------  ==========  =============  ==============  ==========  ==========  ===========  =============

                      AFIS
                      U.S. GOVERNMENT/
                      AAA RATED
                      SECURITIES        AIM V.I.
                      CLASS 2           GROWTH
                      SUBACCOUNT        SUBACCOUNT
--------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    96           $       --
  - Mortality and
     expense
     guarantees           (11)                  (9)
                      ----------------  ----------
NET INVESTMENT
   INCOME (LOSS)           85                   (9)
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.          51                 (522)
  - Dividends from
     net realized
     gain on
     investments           --                   --
--------------------  ----------------  ----------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS             51                 (522)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS             13                  (64)
--------------------  ----------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $   149           $     (595)
--------------------  ================  ==========

                                                                         AVPSF                          BARON
                      AIM V.I.       AIM V.I.    AVPSF       AVPSF       ALLIANCEBERNSTEIN              CAPITAL
                      INTERNATIONAL  PREMIER     GROWTH AND  PREMIER     SMALL CAP          AVPSF       ASSET
                      GROWTH         EQUITY      INCOME      GROWTH      VALUE              TECHNOLOGY  INSURANCE SHARES
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     11       $     6     $   11      $    --     $       4          $    --     $     --
  - Mortality and
     expense
     guarantees            (10)           (9)       (10)         (10)          (11)              (9)         (11)
                      -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INVESTMENT
   INCOME (LOSS)             1            (3)         1          (10)           (7)              (9)         (11)
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.         (383)         (546)      (391)        (443)          159             (587)          26
  - Dividends from
     net realized
     gain on
     investments            --            --         59           --             2               --           --
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (383)         (546)      (332)        (443)          161             (587)          26
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS              44           (52)       (82)        (146)         (286)            (296)        (345)
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $   (338)      $  (601)    $ (413)     $  (599)    $    (132)         $  (892)    $   (330)
--------------------  =============  ==========  ==========  ==========  =================  ==========  ================

                      DELAWARE    DELAWARE
                      VIP         VIP
                      HIGH        LARGE CAP
                      YIELD       VALUE
                      SUBACCOUNT  SUBACCOUNT
--------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   213     $       30
  - Mortality and
     expense
     guarantees           (11)           (10)
                      ----------  ----------
NET INVESTMENT
   INCOME (LOSS)          202             20
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.        (105)          (272)
  - Dividends from
     net realized
     gain on
     investments           --             --
--------------------  ----------  ----------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (105)          (272)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS            (84)          (125)
--------------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $    13     $     (377)
--------------------  ==========  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                                       FIDELITY                      FIDELITY
                                  DELAWARE                             VIP            FIDELITY       VIP            FIDELITY
                      DELAWARE    VIP         DELAWARE    DELAWARE     ASSET          VIP            EQUITY         VIP
                      VIP         SMALL CAP   VIP         VIP          MANAGER        CONTRAFUND     INCOME         GROWTH
                      REIT        VALUE       TREND       U.S. GROWTH  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    59     $    12     $    --     $     7      $      74      $      15      $      32      $       3
  - Mortality and
     expense
     guarantees           (11)        (11)        (11)        (10)           (10)           (11)           (10)            (9)
                      ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET INVESTMENT
   INCOME (LOSS)           48           1         (11)         (3)            64              4             22             (6)
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.         140          83        (148)       (442)          (141)          (128)          (271)          (448)
  - Dividends from
     net realized
     gain on
     investments           36          27          --          --             --             --             46             --
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS            176         110        (148)       (442)          (141)          (128)          (225)          (448)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS           (169)       (213)       (288)       (132)           (91)           (82)          (133)          (152)
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $    55     $  (102)    $  (447)    $  (577)     $    (168)     $    (206)     $    (336)     $    (606)
--------------------  ==========  ==========  ==========  ===========  =============  =============  =============  =============


                      FIDELITY
                      VIP
                      OVERSEAS
                      SERVICE CLASS
                      SUBACCOUNT
--------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $          13
  - Mortality and
     expense
     guarantees                 (10)
                      -------------
NET INVESTMENT
   INCOME (LOSS)                  3
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.              (343)
  - Dividends from
     net realized
     gain on
     investments                 --
--------------------  -------------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS                 (343)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS                  (56)
--------------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $        (396)
--------------------  =============

                    JANUS
                    ASPEN SERIES                  JANUS           JANUS
                    AGGRESSIVE    JANUS           ASPEN SERIES    ASPEN SERIES                                          LN
                    GROWTH        ASPEN SERIES    FLEXIBLE        WORLDWIDE       LN                      LN            GLOBAL
                    SERVICE       BALANCED        INCOME          GROWTH          AGGRESSIVE  LN          CAPITAL       ASSET
                    SHARES        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  GROWTH      BOND        APPRECIATION  ALLOCATION
                    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income         $     --      $      18       $     25        $       5       $    --     $  102      $     --      $       31
  - Mortality and
     expense
     guarantees           (9)           (10)           (11)             (10)          (10)       (11)          (10)            (10)
                    ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET INVESTMENT
   INCOME (LOSS)          (9)             8             14               (5)          (10)        91           (10)             21
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss)
     on
     investments.       (465)          (123)            84             (388)         (384)       (11)         (372)           (157)
  - Dividends from
     net realized
     gain on
     investments          --             --             --               --            --         --            --              --
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (465)          (123)            84             (388)         (384)       (11)         (372)           (157)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS          (114)           (26)            60             (138)         (265)        76          (164)            (96)
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN
   NET ASSETS
RESULTING FROM
   OPERATIONS       $   (588)     $    (141)      $    158        $    (531)      $  (659)    $  156      $   (546)     $     (232)
------------------  ============  ==============  ==============  ==============  ==========  ==========  ============  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                     LN          LN          MFS VIT        MFS VIT     MFS VIT                 NB AMT
                      LN             MONEY       SOCIAL      CAPITAL        EMERGING    TOTAL       MFS VIT     MID-CAP
                      INTERNATIONAL  MARKET      AWARENESS   OPPORTUNITIES  GROWTH      RETURN      UTILITIES   GROWTH
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     29       $   28      $    18     $      1       $    --     $   34      $    42     $       --
  - Mortality and
     expense
     guarantees            (11)         (11)         (10)         (10)           (9)       (11)          (9)           (10)
                      -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            18           17            8           (9)           (9)        23           33            (10)
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.         (194)          --         (294)        (413)         (509)       (71)        (512)          (408)
  - Dividends from
     net realized
     gain on
     investments            --           --           --           --            --         27           --             --
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (194)          --         (294)        (413)         (509)       (44)        (512)          (408)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS             (63)          --         (165)        (185)         (201)       (77)          26           (200)
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $   (239)      $   17      $  (451)    $   (607)      $  (719)    $  (98)     $  (453)    $     (618)
--------------------  =============  ==========  ==========  =============  ==========  ==========  ==========  ==========

                                  PUTNAM VT   PUTNAM VT
                                  GROWTH AND  HEALTH      SCUDDER VIT  SCUDDER VIT  SCUDDER VIT  FRANKLIN    TEMPLETON
                      NB AMT      INCOME      SCIENCES    EAFE EQUITY  EQUITY 500   SMALL CAP    SMALL       GROWTH
                      REGENCY     CLASS IB    CLASS IB    INDEX        INDEX        INDEX        CAP         SECURITIES
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     4     $   40      $      --   $   --       $    --      $    --      $     8     $       47
  - Mortality and
     expense
     guarantees           (11)       (10)           (10)     (10)          (10)         (11)         (10)           (11)
                      ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)           (7)        30            (10)     (10)          (10)         (11)          (2)            36
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments.         (14)      (304)          (408)    (406)         (330)        (263)        (340)          (299)
  - Dividends from
     net realized
     gain on
     investments           --         --             --       --            --           --           --             43
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET REALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (14)      (304)          (408)    (406)         (330)        (263)        (340)          (256)
NET CHANGE IN
   UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON
   INVESTMENTS           (196)       (98)            17      (29)         (102)        (173)        (282)          (143)
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS
RESULTING FROM
   OPERATIONS         $  (217)    $ (372)     $    (401)  $ (445)      $  (442)     $  (447)     $  (624)    $     (363)
--------------------  ==========  ==========  =========   ===========  ===========  ===========  ==========  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                      AMERICAN    AMERICAN       AFIS                        AFIS        AFIS
                      CENTURY     CENTURY        GLOBAL SMALL    AFIS        GROWTH-     HIGH-INCOME  AFIS
                      VP INCOME   VP             CAPITALIZATION  GROWTH      INCOME      BOND         INTERNATIONAL
                      & GROWTH    INTERNATIONAL  CLASS 2         CLASS 2     CLASS 2     CLASS 2      CLASS 2
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $       (2)    $       (2)     $     (2)   $     (2)   $     (2)    $       (2)
  - Net realized
     gain (loss) on
     investments            --            --             --            --          --          --             --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           139            40            355           230         159          91             96
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS         137            38            353           228         157          89             94
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000         2,000          2,000         2,000       2,000       2,000          2,000
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000         2,000          2,000         2,000       2,000       2,000          2,000
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
TOTAL INCREASE IN
   NET ASSETS            2,137         2,038          2,353         2,228       2,157       2,089          2,094
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET ASSETS AT
   DECEMBER 31, 2001     2,137         2,038          2,353         2,228       2,157       2,089          2,094
====================  ==========  =============  ==============  ==========  ==========  ===========  =============

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)          11             4              4           (10)        (10)        181             (2)
  - Net realized
     gain (loss) on
     investments          (252)         (380)           (92)         (256)       (198)       (157)          (223)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          (139)          (40)          (355)         (230)       (159)        (91)           (96)
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS        (380)         (416)          (443)         (496)       (367)        (67)          (321)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              --            --             --            --          --          --             --
  - Participant
     withdrawals        (1,757)       (1,622)        (1,910)       (1,732)     (1,790)     (2,022)        (1,773)
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS         (1,757)       (1,622)        (1,910)       (1,732)     (1,790)     (2,022)        (1,773)
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
TOTAL DECREASE IN
   NET ASSETS           (2,137)       (2,038)        (2,353)       (2,228)     (2,157)     (2,089)        (2,094)
--------------------  ----------  -------------  --------------  ----------  ----------  -----------  -------------
NET ASSETS AT
   DECEMBER 31, 2002  $     --    $       --     $       --      $     --    $     --    $     --     $       --
====================  ==========  =============  ==============  ==========  ==========  ===========  =============

                      AFIS
                      U.S. GOVERNMENT/
                      AAA RATED
                      SECURITIES        AIM V.I.
                      CLASS 2           GROWTH
                      SUBACCOUNT        SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $      (2)        $        3
  - Net realized
     gain (loss) on
     investments             --                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (13)                64
--------------------  ----------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          (15)                67
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases            2,000              2,000
--------------------  ----------------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS           2,000              2,000
--------------------  ----------------  ----------
TOTAL INCREASE IN
   NET ASSETS             1,985              2,067
--------------------  ----------------  ----------
NET ASSETS AT
   DECEMBER 31, 2001      1,985              2,067
====================  ================  ==========
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)           85                 (9)
  - Net realized
     gain (loss) on
     investments             51               (522)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             13                (64)
--------------------  ----------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          149               (595)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases               --                 --
  - Participant
     withdrawals         (2,134)            (1,472)
--------------------  ----------------  ----------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          (2,134)            (1,472)
--------------------  ----------------  ----------
TOTAL DECREASE IN
   NET ASSETS            (1,985)            (2,067)
--------------------  ----------------  ----------
NET ASSETS AT
   DECEMBER 31, 2002  $      --         $       --
====================  ================  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                                                                         AVPSF                          BARON
                      AIM V.I.       AIM V.I.    AVPSF       AVPSF       ALLIANCEBERNSTEIN              CAPITAL
                      INTERNATIONAL  PREMIER     GROWTH AND  PREMIER     SMALL CAP          AVPSF       ASSET
                      GROWTH         EQUITY      INCOME      GROWTH      VALUE              TECHNOLOGY  INSURANCE SHARES
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $        5     $      1    $     (2)   $     (2)   $        (2)       $     (2)   $       (2)
  - Net realized
     gain (loss) on
     investments              53           42          --          --             --              --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (44)          52          82         146            286             296           345
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            14           95          80         144            284             294           343
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases             2,000        2,000       2,000       2,000          2,000           2,000         2,000
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS            2,000        2,000       2,000       2,000          2,000           2,000         2,000
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
TOTAL INCREASE IN
   NET ASSETS              2,014        2,095       2,080       2,144          2,284           2,294         2,343
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET ASSETS AT
   DECEMBER 31, 2001       2,014        2,095       2,080       2,144          2,284           2,294         2,343
====================  =============  ==========  ==========  ==========  =================  ==========  ================

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)             1           (3)          1         (10)            (7)             (9)          (11)
  - Net realized
     gain (loss) on
     investments            (383)        (546)       (332)       (443)           161            (587)           26
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              44          (52)        (82)       (146)          (286)           (296)         (345)
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          (338)        (601)       (413)       (599)          (132)           (892)         (330)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases                --           --          --          --             --              --            --
  - Participant
     withdrawals          (1,676)      (1,494)     (1,667)     (1,545)        (2,152)         (1,402)       (2,013)
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS           (1,676)      (1,494)     (1,667)     (1,545)        (2,152)         (1,402)       (2,013)
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
TOTAL DECREASE IN
   NET ASSETS             (2,014)      (2,095)     (2,080)     (2,144)        (2,284)         (2,294)       (2,343)
--------------------  -------------  ----------  ----------  ----------  -----------------  ----------  ----------------
NET ASSETS AT
   DECEMBER 31, 2002  $       --     $     --    $     --    $     --    $        --        $     --    $       --
====================  =============  ==========  ==========  ==========  =================  ==========  ================

                                  DELAWARE
                      DELAWARE    VIP
                      VIP         LARGE CAP
                      HIGH YIELD  VALUE
                      SUBACCOUNT  SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $       (2)
  - Net realized
     gain (loss) on
     investments            --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            84           125
--------------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          82           123
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000         2,000
--------------------  ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000         2,000
--------------------  ----------  ----------
TOTAL INCREASE IN
   NET ASSETS            2,082         2,123
--------------------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2001     2,082         2,123
====================  ==========  ==========
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)         202            20
  - Net realized
     gain (loss) on
     investments          (105)         (272)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (84)         (125)
--------------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          13          (377)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              --            --
  - Participant
     withdrawals        (2,095)       (1,746)
--------------------  ----------  ----------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS         (2,095)       (1,746)
--------------------  ----------  ----------
TOTAL DECREASE IN
   NET ASSETS           (2,082)       (2,123)
--------------------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2002  $     --    $       --
====================  ==========  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                                                                       FIDELITY                      FIDELITY
                                  DELAWARE                             VIP            FIDELITY       VIP            FIDELITY
                      DELAWARE    VIP         DELAWARE    DELAWARE     ASSET          VIP            EQUITY         VIP
                      VIP         SMALL CAP   VIP         VIP          MANAGER        CONTRAFUND     INCOME         GROWTH
                      REIT        VALUE       TREND       U.S. GROWTH  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $     (2)   $     (2)   $     (2)    $       (2)    $       (2)    $       (2)    $       (2)
  - Net realized
     gain (loss) on
     investments            --          --          --          --             --             --             --             --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           169         213         288         132             91             82            133            152
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS         167         211         286         130             89             80            131            150
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000       2,000       2,000       2,000          2,000          2,000          2,000          2,000
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000       2,000       2,000       2,000          2,000          2,000          2,000          2,000
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
TOTAL INCREASE IN
   NET ASSETS            2,167       2,211       2,286       2,130          2,089          2,080          2,131          2,150
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET ASSETS AT
   DECEMBER 31, 2001     2,167       2,211       2,286       2,130          2,089          2,080          2,131          2,150
====================  ==========  ==========  ==========  ===========  =============  =============  =============  =============

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)          48           1         (11)         (3)            64              4             22             (6)
  - Net realized
     gain (loss) on
     investments           176         110        (148)       (442)          (141)          (128)          (225)          (448)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          (169)       (213)       (288)       (132)           (91)           (82)          (133)          (152)
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          55        (102)       (447)       (577)          (168)          (206)          (336)          (606)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              --          --          --          --             --             --             --             --
  - Participant
     withdrawals        (2,222)     (2,109)     (1,839)     (1,553)        (1,921)        (1,874)        (1,795)        (1,544)
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS         (2,222)     (2,109)     (1,839)     (1,553)        (1,921)        (1,874)        (1,795)        (1,544)
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
TOTAL DECREASE IN
   NET ASSETS           (2,167)     (2,211)     (2,286)     (2,130)        (2,089)        (2,080)        (2,131)        (2,150)
--------------------  ----------  ----------  ----------  -----------  -------------  -------------  -------------  -------------
NET ASSETS AT
   DECEMBER 31, 2002  $     --    $     --    $     --    $     --     $       --     $       --     $       --     $       --
====================  ==========  ==========  ==========  ===========  =============  =============  =============  =============


                      FIDELITY
                      VIP
                      OVERSEAS
                      SERVICE CLASS
                      SUBACCOUNT
--------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $          (2)
  - Net realized
     gain (loss) on
     investments                 --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                 56
--------------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS               54
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases                2,000
--------------------  -------------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS               2,000
--------------------  -------------
TOTAL INCREASE IN
   NET ASSETS                 2,054
--------------------  -------------
NET ASSETS AT
   DECEMBER 31, 2001          2,054
====================  =============
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)                3
  - Net realized
     gain (loss) on
     investments               (343)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (56)
--------------------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS             (396)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases                   --
  - Participant
     withdrawals             (1,658)
--------------------  -------------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS              (1,658)
--------------------  -------------
TOTAL DECREASE IN
   NET ASSETS                (2,054)
--------------------  -------------
NET ASSETS AT
   DECEMBER 31, 2002  $          --
====================  =============

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                    JANUS
                    ASPEN SERIES                  JANUS           JANUS
                    AGGRESSIVE    JANUS           ASPEN SERIES    ASPEN SERIES                                          LN
                    GROWTH        ASPEN SERIES    FLEXIBLE        WORLDWIDE       LN                      LN            GLOBAL
                    SERVICE       BALANCED        INCOME          GROWTH          AGGRESSIVE  LN          CAPITAL       ASSET
                    SHARES        SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  GROWTH      BOND        APPRECIATION  ALLOCATION
                    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)  $       (2)   $       15      $       47      $       (1)     $     (2)   $     83    $      (2)    $        6
  - Net realized
     gain (loss)
     on
     investments            --            --              --              --            --          --           --             --
  - Net change in
     unrealized
     appreciation
     or
     depreciation
     on
     investments           114            26             (60)            138           265         (76)         164             96
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN
   NET ASSETS
   RESULTING FROM
   OPERATIONS              112            41             (13)            137           263           7          162            102
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000         2,000           2,000           2,000         2,000       2,000        2,000          2,000
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET INCREASE IN
   NET ASSETS
   RESULTING FROM
   UNIT
   TRANSACTIONS          2,000         2,000           2,000           2,000         2,000       2,000        2,000          2,000
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
TOTAL INCREASE IN
   NET ASSETS            2,112         2,041           1,987           2,137         2,263       2,007        2,162          2,102
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET ASSETS AT
   DECEMBER 31,
   2001                  2,112         2,041           1,987           2,137         2,263       2,007        2,162          2,102
==================  ============  ==============  ==============  ==============  ==========  ==========  ============  ==========

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)          (9)            8              14              (5)          (10)         91          (10)            21
  - Net realized
     gain (loss)
     on
     investments          (465)         (123)             84            (388)         (384)        (11)        (372)          (157)
  - Net change in
     unrealized
     appreciation
     or
     depreciation
     on
     investments          (114)          (26)             60            (138)         (265)         76         (164)           (96)
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN
   NET ASSETS
   RESULTING FROM
   OPERATIONS             (588)         (141)            158            (531)         (659)        156         (546)          (232)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              --            --              --              --            --          --           --             --
  - Participant
     withdrawals        (1,524)       (1,900)         (2,145)         (1,606)       (1,604)     (2,163)      (1,616)        (1,870)
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET DECREASE IN
   NET ASSETS
   RESULTING FROM
   UNIT
   TRANSACTIONS         (1,524)       (1,900)         (2,145)         (1,606)       (1,604)     (2,163)      (1,616)        (1,870)
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
TOTAL DECREASE IN
   NET ASSETS           (2,112)       (2,041)         (1,987)         (2,137)       (2,263)     (2,007)      (2,162)        (2,102)
------------------  ------------  --------------  --------------  --------------  ----------  ----------  ------------  ----------
NET ASSETS AT
   DECEMBER 31,
   2002             $       --    $       --      $       --      $       --      $     --    $     --    $      --     $       --
==================  ============  ==============  ==============  ==============  ==========  ==========  ============  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                                     LN          LN          MFS VIT        MFS VIT     MFS VIT                 NB AMT
                      LN             MONEY       SOCIAL      CAPITAL        EMERGING    TOTAL       MFS VIT     MID-CAP
                      INTERNATIONAL  MARKET      AWARENESS   OPPORTUNITIES  GROWTH      RETURN      UTILITIES   GROWTH
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $       17     $      6    $     12    $       (2)    $     (2)   $     (2)   $     (2)   $       (2)
  - Net realized
     gain (loss) on
     investments              --           --          --            --           --          --          --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              63           --         165           185          201          77         (26)          200
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS            80            6         177           183          199          75         (28)          198
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases             2,000        2,000       2,000         2,000        2,000       2,000       2,000         2,000
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS            2,000        2,000       2,000         2,000        2,000       2,000       2,000         2,000
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
TOTAL INCREASE IN
   NET ASSETS              2,080        2,006       2,177         2,183        2,199       2,075       1,972         2,198
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2001       2,080        2,006       2,177         2,183        2,199       2,075       1,972         2,198
====================  =============  ==========  ==========  =============  ==========  ==========  ==========  ==========

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)            18           17           8            (9)          (9)         23          33           (10)
  - Net realized
     gain (loss) on
     investments            (194)          --        (294)         (413)        (509)        (44)       (512)         (408)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (63)          --        (165)         (185)        (201)        (77)         26          (200)
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS          (239)          17        (451)         (607)        (719)        (98)       (453)         (618)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases                --           --          --            --           --          --          --            --
  - Participant
     withdrawals          (1,841)      (2,023)     (1,726)       (1,576)      (1,480)     (1,977)     (1,519)       (1,580)
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS           (1,841)      (2,023)     (1,726)       (1,576)      (1,480)     (1,977)     (1,519)       (1,580)
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
TOTAL DECREASE IN
   NET ASSETS             (2,080)      (2,006)     (2,177)       (2,183)      (2,199)     (2,075)     (1,972)       (2,198)
--------------------  -------------  ----------  ----------  -------------  ----------  ----------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2002  $       --     $     --    $     --    $       --     $     --    $     --    $     --    $       --
====================  =============  ==========  ==========  =============  ==========  ==========  ==========  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM OCTOBER 22, 2001 (INCEPTION) TO DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002

                                  PUTNAM VT   PUTNAM VT
                                  GROWTH AND  HEALTH      SCUDDER VIT  SCUDDER VIT  SCUDDER VIT  FRANKLIN    TEMPLETON
                      NB AMT      INCOME      SCIENCES    EAFE EQUITY  EQUITY 500   SMALL CAP    SMALL       GROWTH
                      REGENCY     CLASS IB    CLASS IB    INDEX        INDEX        INDEX        CAP         SECURITIES
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)    $     (2)   $     (2)   $      (2)  $    (2)     $     16     $     11     $     (2)   $       (2)
  - Net realized
     gain (loss) on
     investments            --          --           --        --             1          107           --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           196          98          (17)       29           102          173          282           143
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS         194          96          (19)       27           119          291          280           141
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases           2,000       2,000        2,000     2,000         2,000        2,000        2,000         2,000
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET INCREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS          2,000       2,000        2,000     2,000         2,000        2,000        2,000         2,000
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
TOTAL INCREASE IN
   NET ASSETS            2,194       2,096        1,981     2,027         2,119        2,291        2,280         2,141
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2001     2,194       2,096        1,981     2,027         2,119        2,291        2,280         2,141
====================  ==========  ==========  =========   ===========  ===========  ===========  ==========  ==========

CHANGES FROM
   OPERATIONS:
  - Net investment
     income (loss)          (7)         30          (10)      (10)          (10)         (11)          (2)           36
  - Net realized
     gain (loss) on
     investments           (14)       (304)        (408)     (406)         (330)        (263)        (340)         (256)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          (196)        (98)          17       (29)         (102)        (173)        (282)         (143)
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS        (217)       (372)        (401)     (445)         (442)        (447)        (624)         (363)
CHANGES FROM UNIT
   TRANSACTIONS:
  - Participant
     purchases              --          --           --        --            --           --           --            --
  - Participant
     withdrawals        (1,977)     (1,724)      (1,580)   (1,582)       (1,677)      (1,844)      (1,656)       (1,778)
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET DECREASE IN NET
   ASSETS RESULTING
   FROM UNIT
   TRANSACTIONS         (1,977)     (1,724)      (1,580)   (1,582)       (1,677)      (1,844)      (1,656)       (1,778)
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
TOTAL DECREASE IN
   NET ASSETS           (2,194)     (2,096)      (1,981)   (2,027)       (2,119)      (2,291)      (2,280)       (2,141)
--------------------  ----------  ----------  ---------   -----------  -----------  -----------  ----------  ----------
NET ASSETS AT
   DECEMBER 31, 2002  $     --    $     --    $      --   $    --      $     --     $     --     $     --    $       --
====================  ==========  ==========  =========   ===========  ===========  ===========  ==========  ==========

See accompanying notes.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: LLANY Separate Account S For Flexible Premium Variable Life Insurance (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on October 22, 2001, are part of the operations of LNY. Currently, the following products may invest in the Variable Account:

      -  CVUL III Elite
      -  CVUL III-LC Elite
      -  CVUL III-Jumbo
      -  CVUL III-Super Jumbo

   The net assets as of December 31, 2001 represented seed money invested by LNY. LNY withdrew the seed money during 2002. Although it was available for sale, there were no assets in the separate account as of December 31, 2002.

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of fifty one mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   American Century Variable Products Group, Inc. (American Century VP):
     American Century VP Income & Growth Fund
     American Century VP International Fund

   American Funds Insurance Series (AFIS):
     AFIS Global Small Capitalization Fund Class 2
     AFIS Growth Fund Class 2
     AFIS Growth-Income Fund Class 2
     AFIS High-Income Bond Fund Class 2
     AFIS International Fund Class 2
     AFIS U.S. Government/AAA Rated Securities Fund Class 2

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Growth Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

   Alliance Variable Products Series Fund, Inc. (AVPSF):
     AVPSF Growth and Income Portfolio
     AVPSF Premier Growth Portfolio
     AVPSF AllianceBernstein Small Cap Value Portfolio
     AVPSF Technology Portfolio

   Baron Capital Funds Trust:
     Baron Capital Asset Insurance Shares

   Delaware VIP Trust (Delaware VIP)*:
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Asset Manager Portfolio Service Class
     Fidelity VIP Contrafund Portfolio Service Class
     Fidelity VIP Equity Income Portfolio Service Class
     Fidelity VIP Growth Portfolio Service Class
     Fidelity VIP Overseas Portfolio Service Class

   Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio Service Shares Janus Aspen Series Balanced Portfolio Service Shares
     Janus Aspen Series Flexible Income Portfolio Service Shares
     Janus Aspen Series Worldwide Growth Portfolio Service Shares

   Lincoln National Funds (LN)*:
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series
     MFS VIT Emerging Growth Series
     MFS VIT Total Return Series
     MFS VIT Utilities Series

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Regency Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund Class IB
     Putnam Health Sciences Fund Class IB

   Scudder VIT Funds (Scudder VIT):
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

   Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Fund
     Templeton Growth Securities Fund

   * Denotes an affiliate of Lincoln Life & Annuity Company of New York.

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the two policy types within the Variable Account:

      - CVUL III Elite -- annual rate of .70% for policy years one through ten and .35% thereafter.
      - CVUL III-LC Elite -- annual rate of .40% for policy years one through ten, .20% for policy years eleven through twenty and .10% thereafter.
      - CVUL III-Jumbo -- annual rate of .20% for policy years one through fifteen and .10% thereafter.
      -  CVUL III-Super Jumbo -- annual rate of .10%.

   Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load for sales and administrative expenses associated with the startup and maintenance of the policy. There were no such deductions for the year ended December 31, 2002 or for the period ended December 31, 2001. The premium loads are as follows:

      - CVUL III Elite -- 10.5% for policy year one, 7.5% for policy years two through five, 3.5% for policy years six through seven and 1.5% thereafter.
      - CVUL III-LC Elite -- 7.5% for policy year one, 6.0% for policy year two, 3.5% for policy years three through five and 1.5% thereafter.
      -  CVUL III-Jumbo -- determined on a case-by-case basis.
      -  CVUL III-Super Jumbo -- determined on a case-by-case basis.

   LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. The monthly deduction also includes a monthly administrative fee of $6 currently, guaranteed not to exceed $10 per month during all policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the year ended December 31, 2002 and the period ended December 31, 2001 amounted to $0 and $0, respectively.

   Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the year ended December 31, 2002 and for the period ended December 31, 2001, no transfer fees were deducted from the variable subaccounts.

3. CONDENSED FINANCIAL INFORMATION

   The following are the investment income ratios for the year or period ended December 31, 2002. Investment income ratios are not annualized.

                                                    INVESTMENT
                                                    INCOME
SUBACCOUNT                                          RATIO
--------------------------------------------------------------
American Century VP Income & Growth                     1.10%
American Century VP International                       0.77%
AFIS Global Small Capitalization Class 2                0.69%
AFIS High-Income Bond Class 2                           9.71%
AFIS International Class 2                              0.41%
AFIS U.S. Government/AAA Rated Securities Class 2       4.66%
AIM V.I. International Growth                           0.59%
AIM V.I. Premier Equity                                 0.35%
AVPSF Growth and Income                                 0.60%
AVPSF AllianceBernstein Small Cap Value                 0.18%
Delaware VIP High Yield                                10.47%
Delaware VIP Large Cap Value                            1.56%
Delaware VIP REIT                                       2.60%
Delaware VIP Small Cap Value                            0.54%
Delaware VIP U.S. Growth                                0.39%
Fidelity VIP Asset Manager Service Class                3.80%

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                    INVESTMENT
                                                    INCOME
SUBACCOUNT                                          RATIO
--------------------------------------------------------------
Fidelity VIP Contrafund Service Class                   0.75%
Fidelity VIP Equity Income Service Class                1.64%
Fidelity VIP Growth Service Class                       0.17%
Fidelity VIP Overseas Service Class                     0.69%
Janus Aspen Series Balanced Service Shares              0.92%
Janus Aspen Series Flexible Income Service Shares       1.22%
Janus Aspen Series Worldwide Growth Service Shares      0.27%
LN Bond                                                 4.91%
LN Global Asset Allocation                              1.62%
LN International                                        1.44%
LN Money Market                                         1.39%
LN Social Awareness                                     0.95%
MFS VIT Capital Opportunities                           0.06%
MFS VIT Total Return                                    1.69%
MFS VIT Utilities                                       2.60%
NB AMT Regency                                          0.19%
Putnam VT Growth and Income Class IB                    2.13%
Franklin Small Cap                                      0.43%
Templeton Growth Securities                             2.37%

   A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                           UNIT VALUE  UNIT VALUE                                           INVESTMENT
                           BEGINNING   END         UNITS                        TOTAL       INCOME
SUBACCOUNT                 OF PERIOD   OF PERIOD   OUTSTANDING (2)  NET ASSETS  RETURN (3)  RATIO (4)
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP
   INCOME & GROWTH                                                                                 --
    CVUL III Elite (.70%
       Fee Rate) (1)       $    10.00  $    10.68              100  $    1,068       6.82%
    CVUL III-LC Elite
       (.40% Fee Rate)(1)       10.00       10.69              100       1,069       6.88%
AMERICAN CENTURY VP
   INTERNATIONAL                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.19              100       1,019       1.87%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.19              100       1,019       1.94%
AFIS GLOBAL SMALL
   CAPITALIZATION CLASS 2                                                                          --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.76              100       1,176      17.60%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.77              100       1,177      17.67%
AFIS GROWTH CLASS 2                                                                                --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.13              100       1,114      11.34%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.14              100       1,114      11.41%
AFIS GROWTH-INCOME CLASS
   2                                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.78              100       1,078       7.83%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.79              100       1,079       7.89%
AFIS HIGH-INCOME BOND
   CLASS 2                                                                                         --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.44              100       1,044       4.40%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.45              100       1,045       4.47%
AFIS INTERNATIONAL CLASS
   2                                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.47              100       1,047       4.68%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.47              100       1,047       4.75%
AFIS U.S. GOVERNMENT/AAA
   RATED SECURITIES CLASS
   2                                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00        9.92              100         992      -0.81%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00        9.93              100         993      -0.74%
AIM V.I. GROWTH                                                                                  0.25%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.33              100       1,033       3.33%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.34              100       1,034       3.40%
AIM V.I. INTERNATIONAL
   GROWTH                                                                                        0.36%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.07              100       1,007       0.68%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.08              100       1,007       0.76%
AIM V.I. PREMIER EQUITY                                                                          0.15%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.47              100       1,047       4.73%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.48              100       1,048       4.80%
AVPSF GROWTH AND INCOME                                                                            --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.39              100       1,040       3.95%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.40              100       1,040       4.02%
AVPSF PREMIER GROWTH                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.72              100       1,072       7.15%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.72              100       1,072       7.22%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                 --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.42              100       1,142      14.17%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.42              100       1,142      14.24%

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE  UNIT VALUE                                           INVESTMENT
                           BEGINNING   END         UNITS                        TOTAL       INCOME
SUBACCOUNT                 OF PERIOD   OF PERIOD   OUTSTANDING (2)  NET ASSETS  RETURN (3)  RATIO (4)
------------------------------------------------------------------------------------------------------
AVPSF TECHNOLOGY                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.46              100       1,147      14.64%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.47              100       1,147      14.71%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.71              100       1,171      17.11%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.72              100       1,172      17.19%
DELAWARE VIP HIGH YIELD                                                                            --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.40              100       1,041       4.04%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.41              100       1,041       4.12%
DELAWARE VIP LARGE CAP
   VALUE                                                                                           --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.61              100       1,061       6.09%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.62              100       1,062       6.16%
DELAWARE VIP REIT                                                                                  --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.83              100       1,083       8.29%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.84              100       1,084       8.37%
DELAWARE VIP SMALL CAP
   VALUE                                                                                           --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.05              100       1,105      10.51%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.06              100       1,106      10.58%
DELAWARE VIP TREND                                                                                 --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.43              100       1,143      14.28%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.43              100       1,143      14.35%
DELAWARE VIP U.S. GROWTH                                                                           --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.65              100       1,065       6.45%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.65              100       1,065       6.52%
FIDELITY VIP ASSET
   MANAGER SERVICE CLASS                                                                           --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.44              100       1,044       4.43%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.45              100       1,045       4.51%
FIDELITY VIP CONTRAFUND
   SERVICE CLASS                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.40              100       1,040       3.96%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.40              100       1,040       4.03%
FIDELITY VIP EQUITY
   INCOME SERVICE CLASS                                                                            --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.65              100       1,065       6.49%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.66              100       1,066       6.56%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.74              100       1,075       7.44%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.75              100       1,075       7.52%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.27              100       1,027       2.69%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.28              100       1,027       2.75%
JANUS ASPEN SERIES
   AGGRESSIVE GROWTH
   SERVICE SHARES                                                                                  --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.56              100       1,056       5.55%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.56              100       1,056       5.62%
JANUS ASPEN SERIES
   BALANCED SERVICE
   SHARES                                                                                        0.86%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.20              100       1,020       2.04%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.21              100       1,021       2.10%
JANUS ASPEN SERIES
   FLEXIBLE INCOME
   SERVICE SHARES                                                                                2.52%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00        9.93              100         993      -0.69%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00        9.94              100         994      -0.62%
JANUS ASPEN SERIES
   WORLDWIDE GROWTH
   SERVICE SHARES                                                                                0.05%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.68              100       1,068       6.83%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.69              100       1,069       6.90%
LN AGGRESSIVE GROWTH                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.31              100       1,131      13.09%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.32              100       1,132      13.16%
LN BOND                                                                                          4.37%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.03              100       1,003       0.30%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.04              100       1,004       0.37%
LN CAPITAL APPRECIATION                                                                            --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.81              100       1,081       8.08%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.82              100       1,081       8.15%
LN GLOBAL ASSET
   ALLOCATION                                                                                    0.40%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.51              100       1,051       5.07%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.51              100       1,051       5.15%
LN INTERNATIONAL                                                                                 0.96%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.40              100       1,040       3.95%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.40              100       1,040       4.03%
LN MONEY MARKET                                                                                  0.41%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.03              100       1,003       0.28%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.04              100       1,003       0.37%
LN SOCIAL AWARENESS                                                                              0.68%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.88              100       1,088       8.82%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.89              100       1,089       8.90%

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE  UNIT VALUE                                           INVESTMENT
                           BEGINNING   END         UNITS                        TOTAL       INCOME
SUBACCOUNT                 OF PERIOD   OF PERIOD   OUTSTANDING (2)  NET ASSETS  RETURN (3)  RATIO (4)
------------------------------------------------------------------------------------------------------
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                   --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.91              100       1,091       9.12%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.92              100       1,092       9.20%
MFS VIT EMERGING GROWTH                                                                            --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.99              100       1,099       9.90%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.00              100       1,100       9.96%
MFS VIT TOTAL RETURN                                                                               --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.37              100       1,037       3.71%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.38              100       1,038       3.78%
MFS VIT UTILITIES                                                                                  --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00        9.86              100         986      -1.44%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00        9.86              100         986      -1.37%
NB AMT MID-CAP GROWTH                                                                              --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.99              100       1,099       9.86%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.99              100       1,099       9.93%
NB AMT REGENCY                                                                                     --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.97              100       1,097       9.66%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.97              100       1,097       9.73%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                 --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.48              100       1,048       4.79%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.49              100       1,048       4.85%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                        --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00        9.90              100         990      -0.99%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00        9.91              100         991      -0.92%
SCUDDER VIT EAFE EQUITY
   INDEX                                                                                           --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.13              100       1,013       1.31%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.14              100       1,014       1.38%
SCUDDER VIT EQUITY 500
   INDEX                                                                                         0.89%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.59              100       1,059       5.94%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.60              100       1,060       6.00%
SCUDDER VIT SMALL CAP
   INDEX                                                                                         0.62%
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.45              100       1,145      14.53%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.46              100       1,146      14.60%
FRANKLIN SMALL CAP                                                                                 --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       11.40              100       1,140      13.95%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       11.40              100       1,140      14.02%
TEMPLETON GROWTH
   SECURITIES                                                                                      --
    CVUL III Elite (.70%
       Fee Rate) (1)            10.00       10.70              100       1,070       7.01%
    CVUL III-LC Elite
       (.40% Fee Rate)
       (1)                      10.00       10.71              100       1,071       7.08%

(1) Reflects less than a full year of activity. Funds were first received in this option on 10/22/2001.

(2) Reflects seed money. No contractholder funds have been received for this separate account.

(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                          AGGREGATE  AGGREGATE
                                          COST OF    PROCEEDS
                                          PURCHASES  FROM SALES
---------------------------------------------------------------
American Century VP Income & Growth       $   20     $    1,768
----------------------------------------
American Century VP International             14          1,634
----------------------------------------
AFIS Global Small Capitalization Class 2      15          1,923
----------------------------------------
AFIS Growth Class 2                           --          1,744
----------------------------------------
AFIS Growth-Income Class 2                    --          1,802
----------------------------------------
AFIS High-Income Bond Class 2                191          2,034
----------------------------------------
AFIS International Class 2                     8          1,785
----------------------------------------
AFIS U.S. Government/AAA Rated
   Securities Class 2                         96          2,147
----------------------------------------
AIM V.I. Growth                               --          1,483
----------------------------------------
AIM V.I. International Growth                 11          1,688
----------------------------------------
AIM V.I. Premier Equity                        6          1,505
----------------------------------------
AVPSF Growth and Income                       70          1,679
----------------------------------------
AVPSF Premier Growth                          --          1,557
----------------------------------------
AVPSF AllianceBernstein Small Cap Value        6          2,165
----------------------------------------
AVPSF Technology                              --          1,413
----------------------------------------
Baron Capital Asset Insurance Shares          --          2,026
----------------------------------------
Delaware VIP High Yield                      213          2,108
----------------------------------------
Delaware VIP Large Cap Value                  30          1,758
----------------------------------------
Delaware VIP REIT                             95          2,235
----------------------------------------
Delaware VIP Small Cap Value                  39          2,122
----------------------------------------
Delaware VIP Trend                            --          1,852
----------------------------------------
Delaware VIP U.S. Growth                       7          1,565
----------------------------------------
Fidelity VIP Asset Manager Service Class      74          1,933
----------------------------------------
Fidelity VIP Contrafund Service Class         15          1,887
----------------------------------------
Fidelity VIP Equity Income Service Class      78          1,807
----------------------------------------
Fidelity VIP Growth Service Class              3          1,555
----------------------------------------
Fidelity VIP Overseas Service Class           13          1,670
----------------------------------------
Janus Aspen Aggressive Growth Service
   Shares                                     --          1,535
----------------------------------------
Janus Aspen Balanced Service Shares           18          1,912
----------------------------------------
Janus Aspen Flexible Income Service
   Shares                                     25          2,158
----------------------------------------
Janus Aspen Worldwide Growth Service
   Shares                                      5          1,618
----------------------------------------
LN Aggressive Growth                          --          1,616
----------------------------------------
LN Bond                                      102          2,176
----------------------------------------
LN Capital Appreciation                       --          1,628
----------------------------------------
LN Global Asset Allocation                    31          1,882
----------------------------------------
LN International                              28          1,853
----------------------------------------
LN Money Market                               27          2,035
----------------------------------------
LN Social Awareness                           18          1,738
----------------------------------------
MFS VIT Capital Opportunities                  1          1,588
----------------------------------------
MFS VIT Emerging Growth                       --          1,491
----------------------------------------
MFS VIT Total Return                          60          1,989
----------------------------------------
MFS VIT Utilities                             42          1,530
----------------------------------------
NB AMT Mid-Cap Growth                         --          1,592
----------------------------------------
NB AMT Regency                                 4          1,990
----------------------------------------
Putnam VT Growth and Income Class IB          40          1,736
----------------------------------------
Putnam VT Health Sciences Class IB            --          1,592
----------------------------------------
Scudder VIT EAFE Equity Index                 --          1,594
----------------------------------------
Scudder VIT Equity 500 Index                  --          1,689
----------------------------------------
Scudder VIT Small Cap Index                   --          1,857
----------------------------------------
Franklin Small Cap                             8          1,668
----------------------------------------
Templeton Growth Securities                   90          1,791
----------------------------------------

LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT) and the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIP) and the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

Also during 2002, the AFIS High-Yield Bond Fund Class 2 changed its name to the AFIS High-Income Bond Fund Class 2, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, and the Delaware VIP Growth and Income Series changed its name to the Delaware VIP Large Cap Value Series.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York
    and
Contract Owners of LLANY Separate Account S for Flexible Premium
Variable Life Insurance

We have audited the accompanying statement of assets and liabilities of LLANY Separate Account S for Flexible Premium Variable Life Insurance ("Variable Account") (comprised of the following subaccounts: American Century Variable Products Group, Inc. ("American Century VP") Income & Growth, American Century VP International, American Funds Insurance Series ("AFIS") Global Small Capitalization Class 2, AFIS Growth Class 2, AFIS Growth-Income
Class 2, AFIS High-Income Bond Class 2, AFIS International Class 2, AFIS U.S. Government/AAA Rated Securities Class 2, AIM Variable Insurance Funds ("AIM V.I.") Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, Alliance Variable Products Series Fund Inc. ("AVPSF") AllianceBernstein Small Cap Value, AVPSF Growth and Income, AVPSF Premier Growth, AVPSF Technology, Baron Capital Funds Trust Capital Asset Insurance Shares, Delaware VIP Trust ("Delaware VIP") High Yield, Delaware VIP Large Cap Value, Delaware VIP REIT, Delaware VIP Small Cap Value, Delaware VIP Trend, Delaware VIP U.S. Growth, Fidelity Variable Insurance Products ("Fidelity VIP") Asset Manager Service Class, Fidelity VIP Contrafund Portfolio Service Class, Fidelity VIP Equity Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Overseas Service Class, Janus Aspen
Series Aggressive Growth Service Shares, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Income Service Shares, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Regency, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, Scudder VIT Small Cap Index, Franklin Templeton Variable Insurance Products Trust ("Templeton" or "Franklin") Franklin Small Cap, and Templeton Growth Securities) as of
December 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from October 22, 2001 (inception) to December 31, 2001. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the LLANY Separate Account S for Flexible Premium Variable Life Insurance at December 31, 2002, the results of their operations and the changes in their net assets for the year then ended and for the period from October 22, 2001 (inception) to December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                  December 31
                                                                2002       2001
                                                             ---------- ----------
                                                                 (000s omitted)
                                                             ---------------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair
   value (cost: 2002 -- $1,783,219; 2001 -- $1,601,900)      $1,886,128 $1,617,755
-------------------------------------------------------------
  Mortgage loans on real estate                                 121,726    153,875
-------------------------------------------------------------
  Policy loans                                                  161,886    175,001
-------------------------------------------------------------
  Derivative instruments                                            452         93
-------------------------------------------------------------
  Other investments                                                 275        303
-------------------------------------------------------------
                                                             ---------- ----------
Total Investments                                             2,170,467  1,947,027
-------------------------------------------------------------
                                                             ---------- ----------
Cash and invested cash                                           15,244     15,651
-------------------------------------------------------------
Property and equipment                                              450        658
-------------------------------------------------------------
Deferred acquisition costs                                       42,887     43,403
-------------------------------------------------------------
Premiums and fees receivable                                      2,249      3,221
-------------------------------------------------------------
Accrued investment income                                        31,086     33,090
-------------------------------------------------------------
Assets held in separate accounts                                342,812    357,058
-------------------------------------------------------------
Federal income taxes                                                 --      6,165
-------------------------------------------------------------
Amounts recoverable from reinsurers                              72,577     72,764
-------------------------------------------------------------
Goodwill                                                        109,512    109,512
-------------------------------------------------------------
Other intangible assets                                         156,349    169,255
-------------------------------------------------------------
Other assets                                                     31,346     19,850
-------------------------------------------------------------
                                                             ---------- ----------
Total Assets                                                 $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                        $1,053,737 $1,001,060
-------------------------------------------------------------
  Contractholder funds                                          982,116    900,794
-------------------------------------------------------------
  Liabilities related to separate accounts                      342,812    357,058
-------------------------------------------------------------
                                                             ---------- ----------
Total Insurance and Investment Contract Liabilities           2,378,665  2,258,912
-------------------------------------------------------------
Federal income taxes                                             21,361         --
-------------------------------------------------------------
Other liabilities                                                49,923     47,678
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities                                             2,449,949  2,306,590
-------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)         2,000      2,000
-------------------------------------------------------------
Additional paid in capital                                           53         --
-------------------------------------------------------------
Retained earnings                                               483,135    463,056
-------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale, net
   of reclassification adjustment                                39,842      6,046
-------------------------------------------------------------
  Net unrealized loss on derivative instruments                      --        (38)
-------------------------------------------------------------
Total Accumulated Other Comprehensive Income                     39,842      6,008
-------------------------------------------------------------
                                                             ---------- ----------
Total Shareholder's Equity                                      525,030    471,064
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities and Shareholder's Equity                   $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========

See notes to the financial statements on pages 5-25

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                               Year Ended December 31
                                                                              2002      2001      2000
                                                                            --------  --------  --------
                                                                                   (000s omitted)
                                                                            ----------------------------
Revenue:
Insurance premiums                                                          $ 13,185  $ 16,563  $ 16,855
----------------------------------------------------------------------------
Insurance fees                                                                59,664    56,887    54,478
----------------------------------------------------------------------------
Net investment income                                                        134,938   134,828   132,979
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)               (11,308)   (4,573)   (3,954)
----------------------------------------------------------------------------
Other revenue and fees                                                           663       261       407
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Revenue                                                                197,142   203,966   200,765
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     118,552   122,494   114,234
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)              48,225    50,246    56,287
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Benefits and Expenses                                                  166,777   172,740   170,521
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                     30,365    31,226    30,244
----------------------------------------------------------------------------
Federal income taxes                                                          10,286    11,202    10,562
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Cumulative Effect of Accounting Changes                         20,079    20,024    19,682
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Taxes)             --    (1,087)       --
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Net Income                                                                  $ 20,079  $ 18,937  $ 19,682
----------------------------------------------------------------------------
                                                                            ========  ========  ========


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                    2002      2001      2000
                                                                                  --------  --------  --------
                                                                                         (000's omitted)
                                                                                  ----------------------------
Common Stock:
Balance at beginning and end-of-year                                              $  2,000  $  2,000  $  2,000
----------------------------------------------------------------------------------

Additional Paid In Capital:
Balance at beginning-of-year                                                            --        --        --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                 53        --        --
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                                  53        --        --
----------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                       463,056   444,119   424,437
----------------------------------------------------------------------------------
Comprehensive income                                                                53,875    36,117    34,183
----------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
  Net unrealized gain on securities available-for-sale (net of reclassification adjustments)
-----------------------------------------------------------------                   33,796    17,218    14,501
 Net unrealized loss on derivative instruments
-----------------------------------------------------------------                       --       (38)       --
Net Income                                                                          20,079    18,937    19,682
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                             483,135   463,056   444,119
----------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-sale:
Balance at beginning of year                                                         6,046   (11,172)  (25,673)
----------------------------------------------------------------------------------
Change during period                                                                33,796    17,218    14,501
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                              39,842     6,046   (11,172)
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments:
Balance at beginning of year                                                           (38)        0         0
----------------------------------------------------------------------------------
Cumulative effect of accounting change                                                   0       114         0
----------------------------------------------------------------------------------
Change during period                                                                    38      (152)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                                   0       (38)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                         $525,030  $471,064  $434,947
                                                                                  ========  ========  ========
----------------------------------------------------------------------------------


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                        Year Ended December 31
                                                      2002       2001       2000
                                                   ---------  ---------  ---------
                                                           (000's omitted)
                                                   -------------------------------
Cash Flows from Operating Activities:
Net income                                         $  20,079  $  18,937  $  19,682
---------------------------------------------------
Adjustments to reconcile net income to net cash
  provided by operating activities:
---------------------------------------------------
  Deferred acquisition costs                         (29,152)   (18,049)   (12,280)
---------------------------------------------------
  Premiums and fees receivable                           972        123     (1,490)
---------------------------------------------------
  Accrued investment income                            2,004     (3,152)      (641)
---------------------------------------------------
  Policy liabilities and accruals                    (35,796)   (49,308)   (36,963)
---------------------------------------------------
  Contractholder funds                                49,611     40,529     46,228
---------------------------------------------------
  Amounts recoverable from reinsurers                    187     14,849     12,506
---------------------------------------------------
  Federal income taxes                                 7,491     12,778      9,661
---------------------------------------------------
  Other liabilities--operating                         2,049     (1,470)    (3,230)
---------------------------------------------------
  Provisions for depreciation                            (78)      (243)       448
---------------------------------------------------
  Goodwill and other intangibles amortization         13,030     12,461     19,935
---------------------------------------------------
  Net realized loss on investments and derivative
   investments                                        11,308      4,573      3,954
---------------------------------------------------
  Other                                                9,051     (1,787)     6,336
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Adjustments                                       30,677     11,304     44,464
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by Operating Activities             50,756     30,241     64,146
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Investing Activities:
Securities available-for-sale:
  Purchases                                         (502,822)  (302,738)  (224,976)
---------------------------------------------------
  Sales                                              180,443    119,957     71,686
---------------------------------------------------
  Maturities                                         127,618    108,188     97,330
---------------------------------------------------
Purchase of other investments                        (36,677)   (50,979)   (54,686)
---------------------------------------------------
Sale or maturity of other investments                 81,465     82,731     64,509
---------------------------------------------------
Property and equipment purchases                        (158)    (1,460)    (6,874)
---------------------------------------------------
Property and equipment sales                             445      5,493      3,030
---------------------------------------------------
Increase (decrease) in other
  liabilities--nonoperating                           (3,814)   (10,402)    82,105
---------------------------------------------------
(Increase) decrease in other assets--nonoperating    (14,340)     2,406    (12,772)
---------------------------------------------------
Other                                                   (185)     5,444     (3,255)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (Used in) Investing
  Activities                                        (168,025)   (41,360)    16,097
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Financing Activities:
Universal life and investment contract deposits      277,633    196,045    173,297
---------------------------------------------------
Universal life and investment contract withdrawals  (160,824)  (215,621)  (236,661)
---------------------------------------------------
Nonqualified employee stock option exercise tax
  benefit                                                 53         --         --
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (used in) Financing
  Activities                                         116,862    (19,576)   (63,364)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Increase (Decrease) in Cash and Invested Cash       (407)   (30,695)    16,879
---------------------------------------------------
Cash and Invested Cash at Beginning of Year           15,651     46,346     29,467
---------------------------------------------------
                                                   ---------  ---------  ---------
Cash and Invested Cash at End of Year              $  15,244  $  15,651  $  46,346
---------------------------------------------------
                                                   =========  =========  =========

See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996 under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
The Company classifies its fixed maturity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments
Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("FAS 133") on January 1, 2001, the Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002, the Company had no derivative instruments that were designated and qualified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation. The Company had derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance

Lincoln Life & Annuity Company of New York products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2000 through 2002 ranged from 4.00% to 6.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period previously allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, prior to January 1, 2002, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance

Lincoln Life & Annuity Company of New York business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 4.5% to 5.5% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 3.00% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, the Company recognized compensation expense for stock options on LNC stock granted to Company employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. LNC issued stock options at current market prices, and accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standard No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123, to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective method and the retroactive restatement method. The Company will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, the Company will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

Lincoln Life & Annuity Company of New York

If the Company had applied the fair value recognition provisions of FAS 123, there would have been no significant impact on net income for 2002, 2001 and 2000.

Income Taxes
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. The Company adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by the Company to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within the Company's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, the Company has chosen October 1 as its annual review date. As such, the Company performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that the Company does not have impaired goodwill. The valuation techniques used by the Company for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, the Company had an increase in net income of $3.0 million during the year ended December 31, 2002.

Lincoln Life & Annuity Company of New York

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2002     As of December 31, 2001
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
Amortized Intangible Assets:
Lincoln Retirement Segment:
Present value of in-force...     $ 48.1        $16.0         $ 48.1        $12.2
Life Insurance Segment:
Present value of in-force...      167.3         43.1          167.3         33.9
                                 ------        -----         ------        -----
Total.......................     $215.4        $59.1          215.4        $46.1
                                 ======        =====         ======        =====

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $13.0 million, $9.4 million and $17.0 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                                2003...... $10.9
                                2004......  10.9
                                2005......  11.2
                                2006......  11.9
                                2007......  12.2
                                Thereafter  99.2

The balance sheet caption, "Goodwill" had a balance of $109.5 million at both December 31, 2002 and 2001. The Life Insurance segment had $92.8 million balance at December 31, 2002 and 2001 and the Lincoln Retirement segment had $16.7 million for the same time periods.

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                        December 31,
                                                        2001   2000
                                                        ------ ------
                                                        (in millions)
                                                        -------------
            Reported Net Income........................ $18.9  $19.7
            Add back: Goodwill Amortization (after-tax)   3.0    2.9
                                                        -----  -----
            Adjusted Net Income........................ $21.9  $22.6
                                                        =====  =====

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. The Company adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the financial position and results of operations of the Company.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by the Company will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Lincoln Life & Annuity Company of New York

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although the Company and the industry continue to review the new rules, at the present time the Company does not believe there are VIEs whose characteristics would result in consolidation with the Company.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to the Company, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact the Company's prospective reported net income and financial position. Until the FASB finalizes the Statement 133 Implementation Issue, the Company is unable to determine what, if any, impact it will have on the Company's financial statements.

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                        Amortized Cost Gains  Losses  Fair Value
                                        -------------- ------ ------  ----------
                                                     (in millions)
                                        ----------------------------------------
December 31, 2002:
 Corporate bonds.......................    $1,436.4    $104.5 ($28.0)  $1,512.9
 U.S. Government bonds.................        16.1       1.4   (0.3)      17.2
 Foreign government bonds..............        18.8       2.4   (0.6)      20.6
 Asset and mortgage-backed securities:
   Other asset-backed securities.......       295.5      22.4   (0.1)     317.8
 State and municipal bonds.............        16.4       1.2    0.0       17.6
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,783.2    $131.9 ($29.0)  $1,886.1
                                           ========    ====== ======   ========

2001:
 Corporate bonds.......................    $1,347.1    $ 37.0 ($28.6)  $1,355.5
 U.S. Government bonds.................        15.5       0.6    0.0       16.1
 Foreign government bonds..............        15.4       1.2   (0.3)      16.3
 Asset and mortgage-backed securities:
   Mortgage pass-through securities....        49.6       2.1   (0.1)      51.6
   Collateralized mortgage obligations.        49.1       0.8   (0.2)      49.7
   Other asset-backed securities.......       109.2       4.5   (0.3)     113.4
 State and municipal bonds.............        16.0       0.1   (0.9)      15.2
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,601.9    $ 46.3 ($30.4)  $1,617.8
                                           ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002
           Due in one year or less..........    $   73.9     $   75.0
           Due after one year through five
            years...........................       415.6        438.0
           Due after five years through ten
            years...........................       577.3        612.2
           Due after ten years..............       420.9        443.1
                                                --------     --------
           Subtotal.........................     1,487.7      1,568.3
           Asset/mortgage-backed
            securities......................       295.5        317.8
                                                --------     --------
           Total............................    $1,783.2     $1,886.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2002
               Below 7%.......  $ 94.3       $ 94.3       $ 99.3
               7%-8%..........   153.4        153.3        164.6
               8%-9%..........    43.2         43.1         48.6
               Above 9%.......     4.6          4.8          5.3
                                ------       ------       ------
               Total..........  $295.5       $295.5       $317.8
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2002
                    Treasuries and AAA.  $  346.8      18.4%
                    AA.................     128.5       6.8
                    A..................     661.9      35.1
                    BBB................     675.8      35.8
                    BB.................      45.8       2.4
                    Less than BB.......      27.3       1.5
                                         --------     -----
                                         $1,886.1     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2002    2001    2000
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities.... $115.2  $110.8  $106.1
             Mortgage loans on real estate   10.8    13.7    14.1
             Policy loans.................    9.7    10.4    10.6
             Invested cash................    0.7     1.4     3.0
             Other investments............    0.1     0.1     0.0
                                           ------  ------  ------
             Investment revenue...........  136.5   136.4   133.8
             Investment expense...........   (1.6)   (1.6)   (0.8)
                                           ------  ------  ------
             Net investment income........ $134.9  $134.8  $133.0
                                           ======  ======  ======

The detail of the net realized loss on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2002    2001    2000
                                                ------  ------  -----
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain......................... $  4.1  $  2.8  $ 0.5
            Gross loss.........................  (21.6)  (13.6)  (5.4)
          Equity securities available-for-sale:
            Gross loss.........................     --      --   (0.2)
          Other investments....................   (0.4)   (0.2)  (0.3)
          Associated restoration of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses.................    6.4     6.5    1.4
                                                ------  ------  -----
          Total Realized Loss on
           Investments.........................  (11.5)   (4.5)  (4.0)
          Derivative instruments net of
           associated amortization of deferred
           acquisition costs...................    0.2    (0.1)    --
                                                ------  ------  -----
          Total Realized Loss on Investments
           and Derivative Instruments.......... $(11.3) $ (4.6) $(4.0)
                                                ======  ======  =====

Lincoln Life & Annuity Company of New York

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                                 Year Ended
                                                 December 31
                                               2002  2001 2000
                                               ----- ---- ----
                                                (in millions)
                                               ---------------
                 Fixed maturity securities.... $11.2 $0.0 $0.0
                 Mortgage loans on real estate   0.1  0.1  0.0
                                               ----- ---- ----
                 Total........................ $11.3 $0.1 $0.0
                                               ===== ==== ====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available for sale is as follows:

                                               Year Ended
                                               December 31
                                            2002  2001  2000
                                            ----- ----- -----
                                              (in millions)
                                            -----------------
                  Fixed maturity securities $87.0 $38.9 $53.5

The balance sheet caption, "Property and Equipment," is shown net of allowances for depreciation of $0.3 million and $0.2 million at December 31, 2002 and 2001, respectively.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2002   2001
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.2  $ 1.8
           Allowance for losses.......................  (0.2)  (0.1)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.0  $ 1.7
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                  2002  2001 2000
                                                 -----  ---- ----
                                                  (in millions)
                                                 ----------------
              Balance at beginning-of-year...... $ 0.1  $ -- $--
              Provisions for losses.............   0.2   0.1  --
              Releases due to principal paydowns  (0.1)   --  --
              Releases due to foreclosures......    --    --  --
                                                 -----  ---- ---
              Balance at end-of-year............ $ 0.2  $0.1 $--
                                                 =====  ==== ===

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                       Year Ended
                                                      December 31
                                                     2002 2001 2000
                                                     ---- ---- ----
                                                     (in millions)
                                                     --------------
             Average recorded investment in impaired
              loans................................. $2.1 $1.0 $--
             Interest income recognized on impaired
              loans.................................  0.3  0.2  --

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, the Company had no mortgage loans on non-accrual status. As of December 31, 2002 and 2001, LNC had no mortgage loans past due 90 days on which interest was still being accrued.

As of December 31, 2002 and 2001, the Company had no restructured mortgage loans. As of December 31, 2002 and 2001, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $2.0 million. No such commitments existed at December 31, 2001. As of December 31, 2002 and 2001, the Company had no standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale and mortgage loans on real estate which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $0.4 million and $0.3 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense is as follows:

                                        Year Ended December 31
                                        2002    2001    2000
                                         -----  ------- ------
                                          (in millions)
                                        ----------------------
                      Current.......... $ 0.0   $ 0.4   $ 1.4
                      Deferred.........  10.3    10.8     9.2
                                         -----   -----  -----
                      Total tax expense $10.3   $11.2   $10.6
                                         =====   =====  =====

The effective tax rate on pre-tax income is different than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2002     2001   2000
                                               -----    -----  -----
                                                  (in millions)
                                               -------------------
            Tax rate times pre-tax income from
             continuing operations............ $10.6    $10.9  $10.6
            Effect of:
              Tax-preferred investment
               income.........................  (0.2)    (0.9)  (0.7)
              Goodwill amortization...........    --      1.1    1.0
              Other items.....................  (0.1)     0.1   (0.3)
                                               -----    -----  -----
            Provision for income taxes........ $10.3    $11.2  $10.6
                                               =====    =====  =====
            Effective tax rate................    34%      36%    35%

The Federal income tax recoverable asset (liability) is as follows:

                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
           Current................................... $ (2.1) $(0.8)
           Deferred..................................  (19.3)   6.9
                                                      ------  -----
           Total Federal income tax asset (liability) $(21.4) $ 6.1
                                                      ======  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                          December 31
                                                          2002   2001
                                                         ------  -----
                                                         (in millions)
                                                         -------------
         Deferred tax assets:
           Insurance and investment contract
            liabilities.................................  $45.6  $51.0
           Net operating and capital loss
            carryforwards...............................   16.1   15.6
           Investment related...........................    1.9    2.7
           Ceding commission asset......................    3.7    4.1
           Compensation related.........................    3.2    0.1
           Other........................................    2.5    2.8
                                                         ------  -----
         Total deferred tax assets......................   73.0   76.3
                                                         ------  -----

         Deferred tax liabilities:
           Deferred acquisition costs...................    1.3    1.6
           Net unrealized gain on securities available-
            for-sale....................................   36.0    5.6
           Present value of business in-force...........   54.7   59.3
           Other........................................    0.3    2.9
                                                         ------  -----
         Total deferred tax liabilities.................   92.3   69.4
                                                         ------  -----
         Net deferred tax asset (liability)............. $(19.3) $ 6.9
                                                         ======  =====

Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. In 2002 the Company was able to file as part of the LNC consolidated tax return. Cash paid for Federal income taxes in 2001 and 2000 was $1.2 and $0.9 million, respectively. In 2002 the Company received a $1.3 million refund from the IRS for its 2001 tax return. The Company filed as part of the LNC consolidated tax return in 2002, and because of its net operating loss position (explained below), no cash was paid for 2002.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002 and 2001, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002, or 2001.

At December 31, 2002, the Company had net operating loss carryforwards for Federal income tax purposes of $12.5 million that expire in the year 2013 and $33.5 million of net capital loss carryforwards that expire in years 2004 through 2007. The Company's net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns. Accordingly, the Company believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                                    Year Ended
                                                   December 31
                                                 2002  2001  2000
                                                -----  ----- -----
                                                  (in millions)
                                                ------------------
              Insurance assumed................ $29.9  $36.4 $37.0
              Insurance ceded..................  30.0   31.3  26.9
                                                -----  ----- -----
              Net reinsurance premiums and fees $(0.1) $ 5.1 $10.1
                                                =====  ===== =====

The income statement caption, "Benefits," is net of reinsurance recoveries of $23.4 million; $28.4 million and $15.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        Year Ended
                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
            Balance at beginning-of-year............. $ 43.4  $37.8
            Deferral.................................   31.9   16.0
            Amortization.............................   (8.8)  (4.1)
            Adjustment related to realized losses on
             securities available-for-sale...........    6.1   (5.4)
            Adjustment related to unrealized gains on
             securities available-for-sale...........  (29.8)  (7.1)
            Other....................................    0.1    6.2
                                                      ------  -----
            Balance at end-of-period................. $ 42.9  $43.4
                                                      ======  =====

Net realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $6.3 million, $5.4 million and $1.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $0.4 million, $1.4 million and $0.3 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2002    2001    2000
                                               ------  ------  -----
                                                   (in millions)
                                               ---------------------
          Commissions......................... $ 18.4  $ 14.2  $11.2
          Other volume related expenses.......    6.9     4.2    4.0
          Operating and administrative
           expenses...........................   29.2    27.0   22.8
          Deferral of acquisition costs net of
           amortization.......................  (23.1)  (11.9)  (3.4)
          Restructuring charges...............    0.0     1.0    0.0
          Goodwill amortization...............    0.0     3.0    2.9
          Other intangibles amortization, net
           of unlocking.......................   13.0     9.4   17.0
          Other...............................    3.8     3.3    1.8
                                               ------  ------  -----
          Total............................... $ 48.2  $ 50.2  $56.3
                                               ======  ======  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business included in other intangible assets, is as follows:

                                                  December 31
                                             2002    2001    2000
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $169.3   178.7  $196.8
            Unlocking and transfers........   (3.3)    1.5    (1.1)
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    9.2    10.3    11.2
            Amortization...................  (18.9)  (21.2)  (28.2)
                                            ------  ------  ------
            Balance at end-of-year......... $156.3  $169.3  $178.7
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2002   2001
                                                     ------ ------
                                                     (in millions)
                                                     -------------
             Premium deposit funds.................. $932.0 $859.6
             Undistributed earnings on participating
              business..............................    9.8    4.0
             Other..................................   40.3   37.2
                                                     ------ ------
             Total.................................. $982.1 $900.8
                                                     ====== ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors two types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): a supplemental retirement plan and a salary continuation plan.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, this plan was amended to limit the maximum compensation recognized for benefit payment calculation purposes.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

Lincoln Life & Annuity Company of New York

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                     Year Ended December 31
                                                   -----------------------------
                                                                        Other
                                                                    Postretirement
                                                   Pension Benefits   Benefits
                                                   ---------------  -------------
                                                    2002     2001    2002    2001
                                                    -----   ------  -----   -----
                                                          (in millions)
                                                   -----------------------------
 Change in plan assets:
   Fair value of plan assets at beginning-of-year. $ 1.1    $ 0.3   $  --   $  --
   Transfers of assets............................    --      0.3      --      --
   Actual return on plan assets...................  (0.1)      --      --      --
   Company contributions..........................   0.9      0.5      --      --
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Fair value of plan assets at end-of-year....... $ 1.8    $ 1.1   $  --   $  --
                                                    =====   =====   =====   =====
 Change in benefit obligation:
   Benefit obligation at beginning-of-year........ $ 1.0    $ 0.7   $ 0.5   $ 0.4
   Transfers of benefit obligations...............    --      0.3      --     0.2
   Plan amendments................................    --     (0.4)     --      --
   Service cost...................................   0.3      0.2      --      --
   Interest cost..................................   0.1      0.1     0.1      --
   Plan curtailment gain..........................    --       --      --    (0.2)
   Actuarial losses...............................   0.1      0.1     0.1     0.1
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Benefit obligation at end-of-year.............. $ 1.4    $ 1.0   $ 0.7   $ 0.5
                                                    =====   =====   =====   =====
 Over (under) funded status of the plans.......... $ 0.4    $ 0.1   $(0.7)  $(0.5)
 Unrecognized net actuarial losses................   0.3      0.1     0.1      --
 Unrecognized negative prior service cost.........  (0.3)    (0.4)     --      --
                                                    -----   -----   -----   -----
 Accrued benefit cost............................. $ 0.4    $(0.2)  $(0.6)  $(0.5)
                                                    =====   =====   =====   =====
 Weighted-average assumptions as of December 31:
   Weighted-average discount rate.................  6.50%    7.00%   6.50%   7.00%
   Expected return on plan assets.................  8.25     9.00      --      --
 Rate of increase in compensation:
   Salary continuation plan.......................  5.00     5.00      --      --
   All other plans................................  4.00     4.00    4.00    4.00

In 2002, all plans have projected benefit obligations in excess of plan assets. In, 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were less than $0.1 million, the aggregate accumulated benefit obligations were zero, and the aggregate fair value of plan assets was zero.

Plan assets for the funded employees plans are principally invested in equity and fixed income funds managed by the Company's affiliate, Delaware Management Holdings, Inc.

Lincoln Life & Annuity Company of New York

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                Years Ended December 31
                                           ---------------------------------
                                                                  Other
                                                              Postretirement
                                            Pension Benefits     Benefits
                                           ------------------ --------------
                                            2002   2001  2000 2002 2001 2000
                                           -----  -----  ---- ---- ---- ----
                                                     (in millions)
                                           ---------------------------------
   Service cost........................... $ 0.3  $ 0.2  $0.1 $ -- $ -- $--
   Interest cost..........................   0.1    0.1    --  0.1  0.1  --
   Expected return on plan assets.........  (0.1)  (0.1)   --   --   --  --
   Amortization of prior service cost.....    --     --    --   --   --  --
   Recognized net actuarial (gains) losses    --     --    --   --   --  --
                                           -----  -----  ---- ---- ---- ---
   Net periodic benefit cost.............. $ 0.3  $ 0.2  $0.1 $0.1 $0.1 $--
                                           =====  =====  ==== ==== ==== ===

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption affects the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by less than $0.1 million in each year. The increase in the aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would be less than $0.1 million in each year.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. The Company's expense for the 401 (k) plan amounted to $0.2 million each year in 2002, 2001 and 2000.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company that meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million and less than $0.1 million in 2002 and 2001, respectively. No expense was recorded in 2000. These expenses reflect both the Company's employer matching contributions, as well as changes in the measurement of the Company's liabilities under these plans.

The Company's total liabilities associated with these plans were $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

Incentive Plans
The Company has various incentive plans for employees that provide for the issuance of stock options, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to Company employees are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

Through 2002, the Company recognized compensation expense for LNC stock option grants to Company employees using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to Company employees been determined based on the estimated fair value at the grant dates for awards under those plans, there would be no significant impact on the Company's reported net income for the last three years (2002, 2001 and 2000). The effects on net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years. The fair value of options used as a basis for these disclosures was estimated as of the date of grant using a Black-Scholes option-pricing model.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, the Company will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for Company employees at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
Prices        2002          (Years)       Exercise Price       2002       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30.      4,934           7.0             $25.04           2,260          $25.42
 31- 40       4,000           6.0              39.82           3,000           39.82
 41- 50      11,300           7.8              43.83           4,176           44.18
 51- 60      16,200           8.5              51.79           3,500           50.83
-------      ------                                           ------
$21-$60.     36,434                                           12,936
=======      ======                                           ======

The option price assumptions used for grants to Company employees were as follows:

                                                    Year Ended December 31
                                                     2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.8%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.6%    4.6%   6.6%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.24  $13.33  $7.13

Lincoln Life & Annuity Company of New York

Information with respect to the LNC incentive plans involving stock options granted to Company employees is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- -----------------------
                                              Weighted-Average        Weighted-Average
                                      Shares   Exercise Price  Shares  Exercise Price
                                     -------  ---------------- ------ ----------------
Balance at January 1, 2000..........  30,408       $40.95      14,517      $33.75
Granted-original....................  18,150        24.72
Granted-reloads.....................      --
Exercised (includes shares tendered)      --
Forfeited...........................      --
                                     -------       ------      ------      ------
Balance at December 31, 2000........  48,558       $36.78      17,169      $37.08
                                     =======       ======      ======      ======
Granted-original....................  15,100        43.56
Granted-reloads.....................      --
Exercised (includes shares tendered) (14,949)       51.30
Forfeited...........................  (4,000)       46.91
                                     -------       ------      ------      ------
Balance at December 31, 2001........  44,709       $40.04      19,906      $40.75
                                     =======       ======      ======      ======
Granted-original....................  14,200        52.10
Granted-reloads.....................      --
Exercised (includes shares tendered) (10,025)       50.91
Forfeited........................... (12,450)       44.31
                                     -------       ------      ------      ------
Balance at December 31, 2002........  36,434       $44.38      12,936      $41.69
                                     =======       ======      ======      ======

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.6 million, $19.4 million and $45.8 million for 2002, 2001 and 2000, respectively.

Shareholders' equity as determined in accordance with statutory accounting practices ("Statutory Surplus") for the Company was $234.1 million and $190.6 million for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual (NAIC APPM) in a process referred to as Codification. The revised manual became effective January 1, 2001. The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM has been adopted as a component of prescribed practices by the State of New York, however, upon initial adoption, New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affected the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that statutory reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires statutory reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied for statutory purposes, Statutory Surplus would increase by $2.2 million and $3.4 million and net income would increase by $2.2 million and would decrease $0.3 million at December 31, 2002 and 2001, respectively.

Deferred income tax assets and liabilities are not included in the statutory balance sheet per New York Insurance Law at December 31, 2001. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively for statutory accounting purposes. If these items were recorded, surplus would increase by the same amounts at those dates.

Lincoln Life & Annuity Company of New York

As a result of changes in the New York insurance laws, effective January 1, 2002, deferred federal income taxes are provided pursuant to and consistent with the NAIC APPM.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to Lincoln Life. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2002, 2001 or 2000.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have also been co-insured with other companies to limit the Company's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $72.6 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 47% of such mortgages, or $57.1 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.7 million. Also at December 31, 2002, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities

Lincoln Life & Annuity Company of New York not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2002         2002         2001         2001
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $1,886.1     $1,886.1     $1,617.8     1,617.8
  Derivative instruments......................................         0.5          0.5          0.1         0.1
  Mortgage loans on real estate...............................       121.7        134.3        153.9       157.0
  Policy loans................................................       161.9        174.7        175.0       188.1
  Other investments...........................................         0.3          0.3          0.3         0.3
  Cash and invested cash......................................        15.2         15.2         15.7        15.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (932.0)      (929.9)      (859.6)     (849.0)
  Investment Committments.....................................          --          2.0           --          --

Lincoln Life & Annuity Company of New York

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $36.7 million and $37.4 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

The Company has two business segments: Lincoln Retire-ment (formerly known as the Annuities segment) and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2000 through 2002 is as follows:

                                                                  Year Ended December 31
                                                                 2002      2001      2000
                                                               --------  --------  --------
                                                                       (in millions)
                                                               ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Loss
 on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $    6.7  $    7.5  $    7.1
  Life Insurance..............................................     66.2      66.0      63.9
  Other Operations............................................      0.6       0.2       0.7
                                                               --------  --------  --------
Total......................................................... $   73.5  $   73.7  $   71.7
                                                               ========  ========  ========
Net Investment Income:
  Lincoln Retirement.......................................... $   66.1  $   65.7  $   67.6
  Life Insurance..............................................     68.8      69.1      65.4
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  134.9  $  134.8  $  133.0
                                                               ========  ========  ========
Net Realized Loss on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $   (6.4) $   (3.5) $   (1.5)
  Life Insurance..............................................     (4.9)     (1.1)     (2.5)
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  (11.3) $   (4.6) $   (4.0)
                                                               ========  ========  ========
Income before Federal Income Taxes and
 Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.7  $    5.0  $    5.0
  Life Insurance..............................................     29.2      26.1      20.6
  Other Operations............................................      0.5       0.1       4.6
                                                               --------  --------  --------
Total......................................................... $   30.4  $   31.2  $   30.2
                                                               ========  ========  ========
Federal Income Tax Expense:
  Lincoln Retirement.......................................... $    0.0  $    1.1  $    1.0
  Life Insurance..............................................     10.1      10.1       8.0
  Other Operations............................................      0.2       0.0       1.6
                                                               --------  --------  --------
Total......................................................... $   10.3  $   11.2  $   10.6
                                                               ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.0  $    0.0  $    0.0
  Life Insurance..............................................      0.0      (1.1)      0.0
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $    0.0  $   (1.1) $    0.0
                                                               ========  ========  ========
Net Income:
  Lincoln Retirement.......................................... $    0.7  $    3.9  $    4.1
  Life Insurance..............................................     19.1      15.0      12.6
  Other Operations............................................      0.3       0.0       3.0
                                                               --------  --------  --------
Total Net Income.............................................. $   20.1  $   18.9  $   19.7
                                                               ========  ========  ========
Assets:
  Lincoln Retirement.......................................... $1,422.2  $1,324.3  $1,289.3
  Life Insurance..............................................  1,462.0   1,383.7   1,341.2
  Other Operations............................................     90.8      70.4      95.5
                                                               --------  --------  --------
Total Assets.................................................. $2,975.0  $2,778.4  $2,726.0
                                                               ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by Lincoln Life.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2002      2001
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $1,886.1  $1,617.8
           Cost of securities available-for-sale  1,783.2   1,601.9
                                                 --------  --------
           Unrealized gain......................    102.9      15.9
           Adjustments to deferred acquisition
            costs...............................    (36.9)     (7.1)
           Amounts required to satisfy
            policyholder commitments............     (3.4)      0.0
           Deferred income taxes................    (22.8)     (2.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $    6.0
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                  2002     2001   2000
                                                 -----    -----  -----
                                                    (in millions)
                                                 -------------------
          Unrealized gains on securities
           available-for-sale arising during the
           year................................. $47.7    $24.9  $17.6
          Less: reclassification adjustment for
           losses included in net income (1)....  (6.1)    (1.5)  (4.7)
          Less: Federal income tax expense......  20.0      9.2    7.8
                                                 -----    -----  -----
          Net unrealized gain on securities
           available-for-sale, net of
           reclassification and Federal income
           tax expense.......................... $33.8    $17.2  $14.5
                                                 =====    =====  =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense of $0.0 million and $0.1 million ($0.1 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively and adjustments to deferred amortization costs of $0.0 million and $0.1 million ($0.1 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.


--------------------------------------------------------------------------------
11. Restructuring Charges


During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.


--------------------------------------------------------------------------------
12. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them. The Company paid fees of $8.8 million, $3.1 million and $3.9 million in 2002, 2001 and 2000, respectively.

Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. Prior to 2001, the management of these investments was generally priced on an "at cost" basis. Effective January 1, 2001, substantially all of these investment management services were priced on an arms-length "profit" basis. Under the "profit" pricing standard, DMH receives approximately 0.185% on certain assets under management. The change in pricing for these investment management services impacted the Lincoln Retirement and Life Insurance segments, as well as Other Operations. The Company paid fees of $2.0 million, $2.1 million and $1.4 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $13.5 million, $11.2 million and $20.6 million in 2002, 2001 and 2000, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $4.9 million, $5.7 million and $4.8 million for premiums paid on these contracts in 2002, 2001, and 2000, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.7 million and $4.4 million related to reserve credits taken on these contracts as of December 31, 2002 and 2001, respectively.

As a result of the above transactions, the Company has an intercompany receivable included in other assets of $10.3 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization and, in 2001, the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 27, 2003

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by :
    a) calculating the change in unit value for the base period (the 7-day period ended December 31, 2002); then
    b) dividing this figure by the account value at the beginning of the period; then
    c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                P(1 + T)n = ERV

Where:      P = a hypothetical initial purchase payment of $1,000
            T = average annual total return for the period in question
            N = number of years
            ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
            (1) all recurring fees have been charged to the policy owner's accounts; and
            (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

 HISTORICAL LINCOLN CORPORATE VARIABLE 4 NY FEATURING THE ELITE SERIES OF FUNDS
              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                   ALL NUMBERS ARE EXPRESSED AS A PERCENTAGE

                                         INCEPTION         ONE             THREE            FIVE          TEN          SINCE
FUND NAME                                   DATE           YEAR             YEAR            YEAR          YEAR       INCEPTION
---------------------------------------  ----------   --------------   --------------   -------------   --------   --------------
AFIS Global Small Cap -- Class 2          4/30/1998           -19.08           -16.19             N/A      N/A               3.08
AFIS Govt AAA-Rated Securities --
  Class 2                                11/19/1985             9.20             9.21            6.87     6.58               7.69
AFIS Growth -- Class 2                     2/8/1984           -24.45           -13.55            6.56    12.06              13.65
AFIS Growth-Income -- Class 2              2/8/1984           -18.34            -3.30            3.49    10.33              12.36
AFIS High-Income Bond Fund -- Class 2      2/8/1984            -1.83             0.75            1.58     6.06               9.67
AFIS International -- Class 2              5/1/1990           -14.86           -18.99            2.50     8.26               6.89
AIM V.I. Growth Fund -- Series I           5/5/1993           -30.99           -28.68           -8.04      N/A               3.79
AIM V.I. International Growth Fund --
  Series I                                 5/5/1993           -15.69           -22.00           -3.22      N/A               4.25
AIM V.I. Premier Equity Fund -- Series
  I                                        5/5/1993           -30.28           -19.57           -2.21      N/A               7.83
American Century VP Income and Growth    10/30/1997           -19.37           -12.92           -0.22      N/A               1.22
American Century VP International Fund     5/1/1994           -20.37           -22.30           -1.80      N/A               3.29
Alliance VPS Growth and Income
  Portfolio -- Class A                    1/14/1991           -22.06            -3.78            6.32    12.76              11.63
Alliance VPS Premier Growth
  Portfolio -- Class A                    6/26/1992           -30.66           -21.75           -1.28     9.32              10.19
Alliance VPS AllianceBernstein Small
  Cap Value Portfolio -- Class A           5/1/2001            -6.19              N/A             N/A      N/A               2.90
Alliance VPS Technology Portfolio --
  Class A                                 1/11/1996           -41.72           -30.06           -0.30      N/A               2.13
Baron Capital Asset                       10/1/1998           -14.20            -2.09             N/A      N/A              13.14
Scudder VIT EAFE Equity Index             8/28/1997           -21.60           -21.05           -5.26      N/A              -5.67
Scudder VIT Equity 500 Index              10/1/1997           -22.32           -14.78           -0.83      N/A              -0.44
Scudder VIT Small Cap Index -- Class 1    8/25/1997           -20.58            -7.98           -1.75      N/A              -0.77
Delaware VIP Large Cap Value Series**
  (Standard Class)                        7/28/1988           -18.69            -4.53           -1.23     8.87               8.16
Delaware VIP High Yield Series
  (Standard Class)                        7/28/1988             1.84            -6.51           -4.83     2.70               5.09
Delaware VIP REIT Series (Standard
  Class)                                   5/1/1998             4.52            14.32             N/A      N/A               6.21
Delaware VIP Small Cap Value Series
  (Standard Class)                       12/27/1993            -5.60             7.69            2.49      N/A               9.94
Delaware VIP Trend Series (Standard
  Class)                                 12/27/1993           -19.94           -14.23            4.54      N/A              10.11
Delaware VIP U.S. Growth Series
  (Standard Class)                       11/15/1999           -29.25           -19.93             N/A      N/A             -17.72
Fidelity VIP Equity Income
  Portfolio -- Service Class              10/9/1986           -17.01            -5.15            0.22     9.69               9.94
Fidelity VIP Growth Portfolio --
  Service Class                           10/9/1986           -30.20           -20.06           -0.47     8.32              10.29
Fidelity VIP Asset Manager
  Portfolio -- Service Class               9/6/1989            -8.85            -5.74            1.35     6.93               8.22
Fidelity VIP Contrafund Portfolio --
  Service Class                            1/3/1995            -9.42            -9.53            3.60      N/A              12.18
Fidelity VIP Overseas Portfolio --
  Service Class                           1/28/1987           -20.34           -20.27           -4.06     4.58               4.13
FTVIPT Franklin Small Cap Growth --
  Class 1                                 11/1/1995           -28.53           -19.67            0.12      N/A               5.80
FTVIPT Templeton Growth Securities --
  Class 1                                 3/15/1994           -18.34            -6.40            1.26      N/A               5.92
Janus Aspen Aggressive Growth
  Portfolio -- Service Shares             9/13/1993           -28.13           -33.42           -2.34      N/A               6.97
Janus Aspen Balanced Portfolio --
  Service Shares                          9/13/1993            -6.69            -4.72            7.93      N/A              11.58
Janus Aspen Flexible Income
  Portfolio -- Service Shares             9/13/1993            10.15             7.86            6.72      N/A               8.11
Janus Aspen Worldwide Growth
  Portfolio -- Service Shares             9/13/1993           -25.71           -21.51            0.39      N/A              10.11
LN Aggressive Growth Fund, Inc.            2/3/1994           -30.23           -23.20           -9.56      N/A               0.36
LN Bond Fund, Inc.                       12/28/1981            10.16            10.07            7.15     7.31              10.20
LN Capital Appreciation Fund, Inc.         1/3/1994           -26.96           -23.05           -1.78      N/A               6.70
LN Global Asset Allocation Fund, Inc.      8/3/1987           -12.00            -8.44           -0.61     6.68               7.22
LN International Fund, Inc.                5/1/1991           -10.77            -7.00            1.56     7.01               5.19
LN Money Market Fund, Inc.                 1/7/1982             1.41             3.80            4.26     4.35               6.14
LN Social Awareness Fund, Inc.             5/2/1988           -22.12           -13.55           -2.21    10.00              11.41
MFS VIT Capital Opportunities Series      8/14/1996           -29.69           -19.67           -0.62      N/A               4.42
MFS VIT Emerging Growth Series            7/24/1995           -33.76           -29.25           -3.47      N/A               4.68
MFS VIT Total Return Series                1/3/1995            -5.17             3.32            5.01      N/A              10.71
MFS VIT Utilities Series                   1/3/1995           -22.76           -14.40           -0.65      N/A               9.23
Neuberger Berman AMT Mid-Cap Growth
  Portfolio                               11/3/1997           -29.34           -21.01            1.09      N/A               4.23
Neuberger Berman AMT Regency Portfolio    8/22/2001           -10.60              N/A             N/A      N/A              -8.12
Putnam VT Growth & Income -- Class IB      2/1/1988           -19.00            -6.46           -0.88     8.41              10.27
Putnam VT Health Sciences -- Class IB     4/30/1998           -20.36            -3.91             N/A      N/A              -1.48

This update is not authorized for distribution unless preceded or accompanied by a current Lincoln Life and Annuity Company of New York Flexible Premium Variable Life Separate Account S prospectus which contains more complete information, including charges and expenses, and the current prospectuses of the variable investment options available for the policy. Please read the prospectuses carefully.

Please refer to the hypothetical illustrations in Appendix A of the Product Prospectus for more detailed information on how fees and expenses work.

Small-cap stocks may be subject to a higher degree of risk than more established companies/securities. The illiquidity of the small-cap market may adversely affect the value of these investments so that shares, when redeemed, may be worth more or less than their original cost.

The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems that may be different from those in the U.S.

Investing in emerging markets can be riskier than investing in well established foreign markets.

Funds that concentrate their investments in one region or industry may carry greater risk than more broadly diversified funds.

High-yield bonds experience higher volatility and increased credit risk when compared to other fixed income investments.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Lincoln Corporate Variable 4 (Policy Form #LN935 NY) Lincoln Life and Annuity Company of New York and Lincoln Financial Advisors, a broker/dealer, and offered through broker/dealers with an effective selling agreement.